                                                  ---------------------------
                                                        OMB APPROVAL
                                                  ---------------------------
                                                  OMB Number:       3235-0578
                                                  Expires:  February 28, 2006
                                                  Estimated average burden
                                                  hours per response ...20.00
                                                  ---------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number 811-8370
                                   --------

                                 McMorgan Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              One Bush Street, Suite 800, San Francisco, CA 94104
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip Code)


      Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 800-831-1994
                                                    ------------


Date of fiscal year end: June 30
                         -------


Date of reporting period: September 30, 2004
                          ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended September 30, 2004 is filed herewith.


PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
MCMORGAN PRINCIPAL PRESERVATION FUND
COMMERCIAL PAPER
American General Finance Corp.                                                 $6,000,000        $5,998,542           4.11%
  1.75% due 10/6/04
Citigroup Global Markets Holdings, Inc.                                        $6,000,000        $5,985,382           4.10%
  1.79% due 11/19/04
Federal National Mortgage Association                                          $1,000,000          $999,475           0.69%
  1.35% due 10/15/04
Federal National Mortgage Association                                          $7,000,000        $6,973,312           4.78%
  1.83% due 12/15/04
Federal National Mortgage Association                                          $5,000,000        $4,978,532           3.41%
  1.885% due 12/22/04
Federal National Mortgage Association                                          $5,000,000        $4,990,869           3.42%
  1.73% due 11/8/04
Federal National Mortgage Association                                          $4,000,000        $3,992,444           2.74%
  1.70% due 11/10/04
Federal National Mortgage Association                                          $1,140,000        $1,137,745           0.78%
  1.78% due 11/10/04
Federal National Mortgage Association                                          $8,810,000        $8,797,563           6.03%
  1.54% due 11/3/04
Federal National Mortgage Association                                          $3,000,000        $2,987,558           2.05%
  1.185% due 2/4/05
Federal National Mortgage Association                                          $2,000,000        $1,991,565           1.37%
  1.205% due 2/4/05
Federal National Mortgage Association                                          $2,000,000        $1,993,249           1.37%
  1.24% due 1/7/05
Federal National Mortgage Association                                          $1,250,000        $1,244,444           0.85%
  1.27% due 2/4/05
Federal National Mortgage Association                                          $3,000,000        $2,989,465           2.05%
  1.29% due 1/7/05
Federal National Mortgage Association                                          $3,500,000        $3,476,638           2.38%
  1.35% due 3/28/05
Federal National Mortgage Association                                         $10,000,000        $9,985,242           6.85%
  1.61% due 11/3/04
Ford Motor Credit Co.                                                          $1,400,000        $1,397,649           0.96%
  1.95% due 11/1/04


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Freddie Mac Discount Note                                                      $2,000,000        $1,990,611           1.37%
  1.30% due 2/8/05
Freddie Mac Discount Note                                                      $4,233,000        $4,193,390           2.88%
  1.97% due 3/21/05
Freddie Mac Discount Note                                                      $6,000,000        $5,943,240           4.08%
  1.98% due 3/22/05
Freddie Mac Discount Note                                                      $5,000,000        $4,994,271           3.43%
  1.616% due 10/26/04
Freddie Mac Discount Note                                                      $6,000,000        $5,993,520           4.11%
  1.62% due 10/25/04
Freddie Mac Discount Note                                                      $5,000,000        $4,983,000           3.42%
  1.36% due 12/30/04
Freddie Mac Discount Note                                                      $2,000,000        $1,997,507           1.37%
  1.32% due 11/4/04
Freddie Mac Discount Note                                                      $3,470,000        $3,467,918           2.38%
  1.20% due 10/19/04
Freddie Mac Discount Note                                                      $5,000,000        $4,990,869           3.42%
  1.73% due 11/8/04
General Motors Acceptance Corp.                                                $1,400,000        $1,397,076           0.96%
  1.88% due 11/10/04
Genworth Financial, Inc.                                                       $6,000,000        $5,990,667           4.11%
  1.75% due 11/2/04 (a)
Great-West Life & Annuity                                                      $4,350,000        $4,343,064           2.98%
  1.64% due 11/5/04
Household Finance Corp.                                                        $6,000,000        $5,989,617           4.11%
  1.78% due 11/5/04
John Deere Credit Ltd.                                                         $1,400,000        $1,397,091           0.96%
  1.87% due 11/10/04
Motorola, Inc.                                                                 $1,400,000        $1,397,637           0.96%
  1.96% due 11/1/04
Private Export Funding Corp.                                                   $4,340,000        $4,318,717           2.96%
  1.82% due 1/6/05 (a)
Royal Bank of Scotland                                                         $1,200,000        $1,198,174           0.82%
  1.66% due 11/3/04
Royal Bank of Scotland                                                         $2,300,000        $2,297,485           1.58%
  1.64% due 10/25/04
Time Warner Cable, Inc.                                                        $1,400,000        $1,399,785           0.96%
  1.84% due 10/4/04 (a)
Torchmark Corp.                                                                $3,000,000        $2,998,350           2.06%
  1.80% due 10/12/04 (a)
Tribune Co.                                                                    $1,152,000        $1,151,656           0.79%
  1.79% due 10/7/04 (a)
                                                                                          ----------------------------------
TOTAL COMMERCIAL PAPER                                                                         $142,353,319          97.65%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
REPURCHASE AGREEMENT
Bank of America Corp.                                                          $3,670,000        $3,670,000           2.52%
  1.75%, due 10/1/04 (c)
                                                                                          ----------------------------------
TOTAL REPURCHASE AGREEMENT                                                                       $3,670,000           2.52%
                                                                                          ----------------------------------
TOTAL INVESTMENTS                                                                              $146,023,319         100.17%
                                                                                          ----------------------------------
  (COST 146,023,319) (B)
Liabilities in Excess of Cash and Other Assets                                                    ($213,596)         -0.17%
                                                                                          ----------------------------------
NET ASSETS                                                                                     $145,809,723         100.00%
                                                                                          ==================================


(a)    May be sold to institutional investors only.
(b) At September 30, 2004, cost is identical for book and federal income tax purposes.
(c) Collateralizied by Federal National Mortgage Association $3,810,000 par value, 1.75%, due 6/28/05, value $3,743,325.

PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
MCMORGAN INTERMEDIATE FIXED INCOME FUND
CORPORATE BONDS
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                                     $910,000        $1,058,167           0.62%
  7.75%, due 1/18/11
General Motors Corp.                                                           $1,155,000        $1,223,224           0.72%
  7.20%, due 1/15/11
                                                                                          ----------------------------------
TOTAL AUTOMOBILES                                                                                $2,281,391           1.34%
                                                                                          ----------------------------------

CAPITAL MARKETS
Credit Suisse FirstBoston USA, Inc.                                            $1,080,000        $1,176,645           0.69%
  6.125%, due 11/15/11
Goldman Sachs Group, Inc. (The)                                                $1,075,000        $1,213,998           0.71%
  6.875%, due 1/15/11
Jefferies Group, Inc.                                                            $740,000          $854,044           0.50%
  7.75%, due 3/15/12
Lehman Brothers Holdings, Inc.                                                 $1,169,000        $1,307,532           0.77%
  6.625%, due 1/18/12
Morgan Stanley                                                                 $1,800,000        $2,016,997           1.18%
  6.75%, due 4/15/11
                                                                                          ----------------------------------
TOTAL CAPITAL MARKETS                                                                            $6,569,216           3.85%
                                                                                          ----------------------------------

COMMERCIAL BANKS
Bank of America Corp.                                                          $1,770,000        $1,916,282           1.13%
  5.875%, due 2/15/09
Bank One Corp.                                                                   $970,000        $1,038,327           0.61%
  5.90%, due 11/15/11
                                                                                          ----------------------------------
TOTAL COMMERCIAL BANKS                                                                           $2,954,609           1.74%
                                                                                          ----------------------------------

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                  $1,705,000        $1,972,808           1.16%
  7.375%, due 1/15/13
                                                                                          ----------------------------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                             $1,972,808           1.16%
                                                                                          ----------------------------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
CONSUMER FINANCE
Capital One Bank                                                               $1,665,000        $1,820,721           1.07%
  6.50%, due 6/13/13
Ford Motor Credit Co.                                                          $2,355,000        $2,579,513           1.51%
  7.375%, due 10/28/09
General Motors Acceptance Corp.                                                  $810,000          $890,075           0.52%
  7.75%, due 1/19/10
Household Finance Corp.                                                          $945,000        $1,018,689           0.60%
  5.875%, due 2/1/09
Household Finance Corp.                                                        $1,580,000        $1,741,481           1.02%
  6.375%, due 10/15/11
MBNA America Bank                                                                $900,000        $1,018,488           0.60%
  7.125%, due 11/15/12
MBNA Corp. Series F                                                              $705,000          $815,126           0.48%
  7.50%, due 3/15/12
SLM Corp.                                                                      $1,925,000        $1,929,376           1.13%
  4.00%, due 1/15/09
                                                                                          ----------------------------------
TOTAL CONSUMER FINANCE                                                                          $11,813,469           6.93%
                                                                                          ----------------------------------

DIVERSIFIED FINANCIAL SERVICES
Associates Corp. of North America                                                $925,000        $1,013,758           0.60%
  6.25%, due 11/1/08
CIT Group, Inc.                                                                  $525,000          $621,314           0.36%
  7.75%, due 4/2/12
Citigroup, Inc.                                                                $2,774,000        $2,777,451           1.63%
  5.00%, due 9/15/14
Verizon Global Funding Corp.                                                     $760,000          $887,493           0.52%
  7.375%, due 9/1/12
                                                                                          ----------------------------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                             $5,300,016           3.11%
                                                                                          ----------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES
British Telecommunications PLC                                                 $1,890,000        $2,279,066           1.34%
  8.375%, due 12/15/10 (a)
Sprint Capital Corp.                                                             $755,000          $872,275           0.51%
  7.625%, due 1/30/11
Sprint Capital Corp.                                                             $665,000          $805,406           0.47%
  8.375%, due 3/15/12
Verizon New England, Inc.                                                      $1,690,000        $1,864,306           1.09%
  6.50%, due 9/15/11
                                                                                          ----------------------------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                     $5,821,053           3.41%
                                                                                          ----------------------------------

ELECTRIC UTILITIES
Southern Power Co. Series B                                                    $1,285,000        $1,398,644           0.82%
  6.25%, due 7/15/12
                                                                                          ----------------------------------
TOTAL ELECTRIC UTILITIES                                                                         $1,398,644           0.82%
                                                                                          ----------------------------------



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
FOOD & STAPLES RETAILING
Safeway, Inc.                                                                  $1,035,000        $1,050,839           0.62%
  4.95%, due 8/16/10
                                                                                          ----------------------------------
TOTAL FOOD & STAPLES RETAILING                                                                   $1,050,839           0.62%
                                                                                          ----------------------------------

FOOD PRODUCTS
Kraft Foods, Inc.                                                                 $60,000           $65,552           0.04%
  6.25%, due 6/1/12
Kraft Foods, Inc.                                                              $1,200,000        $1,267,505           0.74%
  5.625%, due 11/1/11
                                                                                          ----------------------------------
TOTAL FOOD PRODUCTS                                                                              $1,333,057           0.78%
                                                                                          ----------------------------------

INDUSTRIAL CONGLOMERATES
General Electric Co.                                                           $1,300,000        $1,336,973           0.78%
  5.00%, due 2/1/13
                                                                                          ----------------------------------
TOTAL INDUSTRIAL CONGLOMERATES                                                                   $1,336,973           0.78%
                                                                                          ----------------------------------

INSURANCE
Aegon N.V.                                                                     $1,385,000        $1,372,325           0.81%
  4.75%, due 6/1/13
Genworth Financial, Inc.                                                         $630,000          $651,207           0.38%
  4.75%, due 6/15/09
MetLife, Inc.                                                                  $1,175,000        $1,284,095           0.75%
  6.125%, due 12/1/11
Prudential Financial, Inc.                                                        $65,000           $65,056           0.04%
  5.10%, due 9/20/14
Prudential Financial, Inc.                                                        $50,000           $48,825           0.03%
  4.75%, due 4/1/14
Prudential Financial, Inc. Series B                                            $1,670,000        $1,619,284           0.95%
  4.50%, due 7/15/13
                                                                                          ----------------------------------
TOTAL INSURANCE                                                                                  $5,040,792           2.96%
                                                                                          ----------------------------------

IT SERVICES
First Data Corp.                                                               $1,235,000        $1,224,086           0.72%
  3.375%, due 8/1/08
                                                                                          ----------------------------------
TOTAL IT SERVICES                                                                                $1,224,086           0.72%
                                                                                          ----------------------------------

MEDIA
Cox Communications, Inc.                                                       $1,105,000        $1,182,664           0.69%
  6.75%, due 3/15/11


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Tele-Communications, Inc.                                                      $2,485,000        $3,168,485           1.86%
  9.80%, due 2/1/12
Time Warner, Inc.                                                              $1,380,000        $1,530,968           0.90%
  6.75%, due 4/15/11
Time Warner, Inc.                                                                $895,000          $998,531           0.59%
  6.875%, due 5/1/12
Viacom, Inc.                                                                     $400,000          $419,379           0.25%
  5.625%, due 8/15/12
                                                                                          ----------------------------------
TOTAL MEDIA                                                                                      $7,300,027           4.29%
                                                                                          ----------------------------------

OIL & GAS
Conoco Funding Co.                                                             $1,105,000        $1,232,329           0.72%
  6.35%, due 10/15/11
                                                                                          ----------------------------------
TOTAL OIL & GAS                                                                                  $1,232,329           0.72%
                                                                                          ----------------------------------

PAPER & FOREST PRODUCTS
International Paper Co.                                                          $765,000          $808,232           0.47%
  5.85%, due 10/30/12
Weyerhaeuser Co.                                                               $1,105,000        $1,239,130           0.73%
  6.75%, due 3/15/12
                                                                                          ----------------------------------
TOTAL PAPER & FOREST PRODUCTS                                                                    $2,047,362           1.20%
                                                                                          ----------------------------------

PHARMACEUTICALS
Wyeth                                                                            $820,000          $911,831           0.54%
  6.95%, due 3/15/11
                                                                                          ----------------------------------
TOTAL PHARMACEUTICALS                                                                              $911,831           0.54%
                                                                                          ----------------------------------

REAL ESTATE
EOP Operating LP                                                               $1,460,000        $1,700,811           1.00%
  8.10%, due 8/1/10
Simon Property Group, L.P.                                                       $370,000          $402,045           0.24%
  6.35%, due 8/28/12
                                                                                          ----------------------------------
TOTAL REAL ESTATE                                                                                $2,102,856           1.24%
                                                                                          ----------------------------------

THRIFTS & MORTGAGE FINANCE
General Electric Capital Corp. Series A                                        $1,040,000        $1,142,595           0.67%
  6.00%, due 6/15/12
                                                                                          ----------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                 $1,142,595           0.67%
                                                                                          ----------------------------------

TRANSPORTATION INFRASTRUCTURE
International Lease Finance Corp.                                              $1,480,000        $1,448,643           0.85%
  3.50%, due 4/1/09


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
International Lease Finance Corp.                                              $1,015,000        $1,111,846           0.65%
  6.375%, due 3/15/09
                                                                                          ----------------------------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                              $2,560,489           1.50%
                                                                                          ----------------------------------

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                                                   $2,130,000        $2,523,607           1.48%
  7.875%, due 3/1/11
                                                                                          ----------------------------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $2,523,607           1.48%
                                                                                          ----------------------------------
TOTAL CORPORATE BONDS                                                                           $67,918,049          39.86%
                                                                                          ----------------------------------

CORPORATE CMOS
THRIFTS & MORTGAGE FINANCE
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4                       $2,375,000        $2,350,375           1.38%
  4.568%, due 1/15/31
                                                                                          ----------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                 $2,350,375           1.38%
                                                                                          ----------------------------------
TOTAL CORPORATE CMOS                                                                             $2,350,375           1.38%
                                                                                          ----------------------------------

FHLB
Federal Home Loan Bank Series FV08                                            $11,520,000       $11,527,811           6.77%
  3.375%, due 2/15/08
                                                                                          ----------------------------------
TOTAL FHLB                                                                                      $11,527,811           6.77%
                                                                                          ----------------------------------

FHLMC
Federal Home Loan Mortgage Corp.                                                 $160,000          $160,803           0.09%
  2.875%, due 9/15/05
Federal Home Loan Mortgage Corp.                                                  $28,186           $29,598           0.02%
  6.00%, due 8/15/10
Federal Home Loan Mortgage Corp.                                               $7,070,000        $7,021,111           4.12%
  1.50%, due 8/15/05
Federal Home Loan Mortgage Corp. Series 2478 Class DK                            $377,424          $383,714           0.23%
  5.50%, due 7/15/11
                                                                                          ----------------------------------
TOTAL FHLMC                                                                                      $7,595,226           4.46%
                                                                                          ----------------------------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
FNMA
GOVERNMENT AGENCIES
Federal National Mortgage Association                                          $6,250,000        $6,332,031           3.72%
  5.50%, due 10/14/34
Federal National Mortgage Association                                          $9,754,890       $10,239,201           6.01%
  6.50%, due 9/30/05
Federal National Mortgage Association                                          $5,365,819        $5,557,824           3.26%
  5.50%, due 11/1/18
Federal National Mortgage Association                                          $5,294,117        $5,483,557           3.22%
  5.50%, due 1/1/19
Federal National Mortgage Association                                          $1,190,000        $1,183,444           0.69%
  4.375%, due 3/15/13
Federal National Mortgage Association                                         $12,765,000       $12,597,638           7.40%
  2.375%, due 2/15/07
Federal National Mortgage Association                                          $4,050,000        $4,187,951           2.46%
  6.00%, due 10/14/34
Federal National Mortgage Association Series 1988-15 Class A                      $12,874           $14,043           0.01%
  9.00%, due 5/25/18
Federal National Mortgage Association Strip Series D Class 1                       $1,798            $1,839           0.00%
  6.00%, due 4/25/08
                                                                                          ----------------------------------
TOTAL FNMA                                                                                      $45,597,528          26.77%
                                                                                          ----------------------------------

U.S. TREASURY NOTES
United States Treasury Note                                                    $8,905,000        $8,898,739           5.22%
  1.625%, due 1/31/05
United States Treasury Note                                                   $14,135,000       $14,133,898           8.30%
  1.75%, due 12/31/04
United States Treasury Note                                                    $3,500,000        $3,608,283           2.12%
  4.375%, due 8/15/12
                                                                                          ----------------------------------
TOTAL U.S. TREASURY NOTES                                                                       $26,640,920          15.64%
                                                                                          ----------------------------------

U.S. TREASURY STRIPS
GOVERNMENT AGENCIES
United States Treasury Strips                                                  $7,475,000        $4,922,011           2.89%
  0.00%, due 5/15/14 (b)
                                                                                          ----------------------------------
TOTAL U.S. TREASURY STRIPS                                                                       $4,922,011           2.89%
                                                                                          ----------------------------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
COMMERCIAL PAPER
Federal National Mortgage Association                                          $4,195,000        $4,192,394           2.46%
  1.638% due 10/14/04
                                                                                          ----------------------------------
TOTAL COMMERCIAL PAPER                                                                           $4,192,394           2.46%
                                                                                          ----------------------------------
TOTAL INVESTMENTS (COST $169,342,607)(C)                                                       $170,744,314         100.23%
                                                                                          ----------------------------------

Liabilities in Excess of Cash and Other Assets                                                    ($421,441)         -0.23%
                                                                                          ----------------------------------
NET ASSETS                                                                                     $170,322,873         100.00%
                                                                                          ==================================

(A) ADR - AMERICAN DEPOSITORY RECEIPT.
(B) ZERO COUPON BOND
(C) AT SEPTEMBER 30, 2004, COST IS $169,356,029
    FOR FEDERAL INCOME TAX PURPOSES AND NET
    UNREALIZED APPRECIATION IS AS FOLLOWS:
    GROSS UNREALIZED APPRECIATION                                                                $1,678,018
    GROSS UNREALIZED DEPRECIATION                                                                  (289,733)
                                                                                          ------------------
    NET UNREALIZED APPRECIATION                                                                  $1,388,285
                                                                                          ------------------


PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)
                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
MCMORGAN FIXED INCOME FUND
CORPORATE BONDS
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                                     $335,000          $363,478           0.55%
  6.50%, due 11/15/13
General Motors Corp.                                                             $595,000          $630,146           0.96%
  7.20%, due 1/15/11
                                                                                          ----------------------------------
TOTAL AUTOMOBILES                                                                                  $993,624           1.51%
                                                                                          ----------------------------------

CAPITAL MARKETS
Credit Suisse FirstBoston USA, Inc.                                              $445,000          $449,834           0.69%
  5.125%, due 1/15/14
Goldman Sachs Group, Inc. (The)                                                  $680,000          $684,118           1.04%
  5.15%, due 1/15/14
Goldman Sachs Group, Inc. (The)                                                  $280,000          $295,870           0.45%
  5.70%, due 9/1/12
Jefferies Group, Inc.                                                            $230,000          $229,605           0.35%
  5.50%, due 3/15/16
Jefferies Group, Inc.                                                            $100,000          $115,411           0.18%
  7.75%, due 3/15/12
JPMorgan Chase & Co.                                                             $340,000          $341,823           0.52%
  5.125%, due 9/15/14
JPMorgan Chase & Co.                                                             $225,000          $239,575           0.37%
  5.75%, due 1/2/13
Lehman Brothers Holdings, Inc.                                                   $685,000          $675,607           1.03%
  4.80%, due 3/13/14
Morgan Stanley                                                                   $740,000          $716,376           1.09%
  4.75%, due 4/1/14
                                                                                          ----------------------------------
TOTAL CAPITAL MARKETS                                                                            $3,748,219           5.72%
                                                                                          ----------------------------------

COMMERCIAL BANKS
Bank of America Corp.                                                            $555,000          $613,506           0.93%
  6.25%, due 4/15/12
                                                                                          ----------------------------------
TOTAL COMMERCIAL BANKS                                                                             $613,506           0.93%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                    $645,000          $746,312           1.14%
  7.375%, due 1/15/13
                                                                                          ----------------------------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                               $746,312           1.14%
                                                                                          ----------------------------------

CONSUMER FINANCE
Capital One Bank                                                                 $775,000          $847,480           1.29%
  6.50%, due 6/13/13
Ford Motor Credit Co.                                                            $300,000          $317,158           0.48%
  6.375%, due 11/5/08
Ford Motor Credit Co.                                                             $30,000           $32,409           0.05%
  7.20%, due 6/15/07
Ford Motor Credit Co.                                                            $520,000          $569,574           0.87%
  7.375%, due 10/28/09
General Motors Acceptance Corp.                                                  $170,000          $186,806           0.28%
  7.75%, due 1/19/10
Household Finance Corp.                                                          $525,000          $600,831           0.92%
  7.00%, due 5/15/12
Household Finance Corp.                                                          $290,000          $326,412           0.50%
  6.75%, due 5/15/11
Household Finance Corp.                                                          $145,000          $143,562           0.22%
  4.75%, due 7/15/13
MBNA America Bank                                                                $340,000          $384,762           0.59%
  7.125%, due 11/15/12
MBNA Corp. Series F                                                              $200,000          $231,242           0.35%
  7.50%, due 3/15/12
SLM Corp.                                                                         $45,000           $45,102           0.07%
  4.00%, due 1/15/09
SLM Corp.                                                                        $800,000          $800,279           1.22%
  5.05%, due 11/14/14
                                                                                          ----------------------------------
TOTAL CONSUMER FINANCE                                                                           $4,485,617           6.84%
                                                                                          ----------------------------------

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                                                  $390,000          $388,437           0.59%
  5.00%, due 2/13/14
CIT Group, Inc.                                                                   $50,000           $59,173           0.09%
  7.75%, due 4/2/12
Citigroup, Inc.                                                                $1,625,000        $1,627,022           2.48%
  0.00%, due 9/15/14
National Rural Utilities Cooperative Finance Corp.                               $160,000          $171,389           0.26%
  5.75%, due 8/28/09
National Rural Utilities Cooperative Finance Corp. Series C                      $195,000          $225,666           0.34%
  7.25%, due 3/1/12
Verizon Global Funding Corp.                                                     $340,000          $397,037           0.60%
  7.375%, due 9/1/12
                                                                                          ----------------------------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                             $2,868,724           4.36%
                                                                                          ----------------------------------



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
British Telecommunications PLC (a)                                               $695,000          $838,068           1.28%
  8.375%, due 12/15/10
Sprint Capital Corp.                                                             $380,000          $439,027           0.67%
  7.625%, due 1/30/11
Sprint Capital Corp.                                                             $330,000          $399,675           0.61%
  8.375%, due 3/15/12
Verizon New York, Inc. Series A                                                  $490,000          $544,896           0.83%
  6.875%, due 4/1/12
                                                                                          ----------------------------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                     $2,221,666           3.39%
                                                                                          ----------------------------------

ELECTRIC UTILITIES
Southern Power Co. Series B                                                      $480,000          $522,451           0.80%
  6.25%, due 7/15/12
                                                                                          ----------------------------------
TOTAL ELECTRIC UTILITIES                                                                           $522,451           0.80%
                                                                                          ----------------------------------

FOOD & STAPLES RETAILING
Safeway, Inc.                                                                    $245,000          $248,749           0.38%
  4.95%, due 8/16/10
Safeway, Inc.                                                                    $145,000          $151,827           0.23%
  5.80%, due 8/15/12
                                                                                          ----------------------------------
TOTAL FOOD & STAPLES RETAILING                                                                     $400,576           0.61%
                                                                                          ----------------------------------

FOOD PRODUCTS
Kraft Foods, Inc.                                                                $460,000          $502,561           0.77%
  6.25%, due 6/1/12
                                                                                          ----------------------------------
TOTAL FOOD PRODUCTS                                                                                $502,561           0.77%
                                                                                          ----------------------------------

INDUSTRIAL CONGLOMERATES
General Electric Co.                                                             $200,000          $205,688           0.31%
  5.00%, due 2/1/13
                                                                                          ----------------------------------
TOTAL INDUSTRIAL CONGLOMERATES                                                                     $205,688           0.31%
                                                                                          ----------------------------------

INSURANCE
Aegon N.V.                                                                       $545,000          $540,012           0.82%
  4.75%, due 6/1/13
American International Group, Inc.                                               $185,000          $178,328           0.27%
  4.25%, due 5/15/13
GE Global Insurance Holding Corp.                                                $210,000          $240,585           0.37%
  7.50%, due 6/15/10



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Genworth Financial, Inc.                                                         $515,000          $542,680           0.83%
  5.75%, due 6/15/14
Prudential Financial, Inc.                                                       $105,000          $102,532           0.16%
  4.75%, due 4/1/14
Prudential Financial, Inc.                                                       $125,000          $125,108           0.19%
  5.10%, due 9/20/14
Prudential Financial, Inc. Series B                                              $460,000          $446,031           0.68%
  4.50%, due 7/15/13
                                                                                          ----------------------------------
TOTAL INSURANCE                                                                                  $2,175,276           3.32%
                                                                                          ----------------------------------

IT SERVICES
First Data Corp.                                                                 $245,000          $261,996           0.40%
  5.625%, due 11/1/11
                                                                                          ----------------------------------
TOTAL IT SERVICES                                                                                  $261,996           0.40%
                                                                                          ----------------------------------

MEDIA
AT&T Broadband Corp.                                                             $105,000          $127,154           0.19%
  8.375%, due 3/15/13
Cox Communications, Inc.                                                         $415,000          $462,501           0.70%
  7.75%, due 11/1/10
TCI Communications, Inc.                                                         $135,000          $168,272           0.26%
  8.75%, due 8/1/15
Tele-Communications, Inc.                                                        $630,000          $803,277           1.22%
  9.80%, due 2/1/12
Time Warner, Inc.                                                                $585,000          $732,443           1.12%
  9.125%, due 1/15/13
Time Warner, Inc.                                                                $135,000          $149,769           0.23%
  6.75%, due 4/15/11
Viacom, Inc.                                                                     $155,000          $162,510           0.25%
  5.625%, due 8/15/12
                                                                                          ----------------------------------
TOTAL MEDIA                                                                                      $2,605,926           3.97%
                                                                                          ----------------------------------

OIL & GAS
Conoco Funding Co.                                                               $615,000          $685,867           1.04%
  6.35%, due 10/15/11
                                                                                          ----------------------------------
TOTAL OIL & GAS                                                                                    $685,867           1.04%
                                                                                          ----------------------------------

PAPER & FOREST PRODUCTS
International Paper Co.                                                          $300,000          $316,954           0.48%
  5.85%, due 10/30/12
Weyerhaeuser Co.                                                                 $495,000          $555,086           0.85%
  6.75%, due 3/15/12
                                                                                          ----------------------------------
TOTAL PAPER & FOREST PRODUCTS                                                                      $872,040           1.33%
                                                                                          ----------------------------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
PHARMACEUTICALS
Wyeth                                                                            $265,000          $294,677           0.45%
  6.95%, due 3/15/11
                                                                                          ----------------------------------
TOTAL PHARMACEUTICALS                                                                              $294,677           0.45%
                                                                                          ----------------------------------

REAL ESTATE
EOP Operating LP                                                                 $405,000          $390,885           0.60%
  4.75%, due 3/15/14
EOP Operating LP                                                                 $280,000          $314,555           0.48%
  7.00%, due 7/15/11
Simon Property Group, L.P.                                                       $140,000          $152,125           0.23%
  6.35%, due 8/28/12
                                                                                          ----------------------------------
TOTAL REAL ESTATE                                                                                  $857,565           1.31%
                                                                                          ----------------------------------

THRIFTS & MORTGAGE FINANCE
General Electric Capital Corp. Series A                                          $490,000          $531,908           0.81%
  5.875%, due 2/15/12
                                                                                          ----------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                   $531,908           0.81%
                                                                                          ----------------------------------

TRANSPORTATION INFRASTRUCTURE
International Lease Finance Corp.                                                $685,000          $728,512           1.11%
  5.875%, due 5/1/13
International Lease Finance Corp.                                                 $45,000           $44,047           0.07%
  3.50%, due 4/1/09
                                                                                          ----------------------------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                                $772,559           1.18%
                                                                                          ----------------------------------

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                                                     $665,000          $787,888           1.20%
  7.875%, due 3/1/11
AT&T Wireless Services, Inc.                                                     $275,000          $332,290           0.51%
  8.125%, due 5/1/12
                                                                                          ----------------------------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $1,120,178           1.71%
                                                                                          ----------------------------------
TOTAL CORPORATE BONDS                                                                           $27,486,936          41.90%
                                                                                          ----------------------------------

CORPORATE CMOS
THRIFTS & MORTGAGE FINANCE
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4                         $900,000          $890,668           1.36%
  4.568%, due 1/15/31
                                                                                          ----------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                   $890,668           1.36%
                                                                                          ----------------------------------
TOTAL CORPORATE CMOS                                                                               $890,668           1.36%
                                                                                          ----------------------------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
FHLMC
Federal Home Loan Mortgage Corp. Series 1543 Class PJ                              $6,024            $6,054           0.01%
  7.00%, due 10/15/22
Federal Home Loan Mortgage Corp. Series 1628 Class J                              $83,039           $83,673           0.13%
  6.25%, due 11/15/22
Federal Home Loan Mortgage Corp. Series 2113 Class QE                            $233,508          $237,054           0.36%
  6.00%, due 4/15/08
Federal Home Loan Mortgage Corp. Series 2478 Class DK                            $113,682          $115,577           0.18%
  5.50%, due 7/15/11
                                                                                          ----------------------------------
TOTAL FHLMC                                                                                        $442,358           0.68%
                                                                                          ----------------------------------

FNMA
Federal National Mortgage Association                                          $1,665,825        $1,748,529           2.66%
  6.50%, due 9/30/05
Federal National Mortgage Association                                          $3,275,000        $3,386,553           5.16%
  6.00%, due 10/14/34
Federal National Mortgage Association                                            $913,744          $946,441           1.44%
  5.50%, due 11/1/18
Federal National Mortgage Association                                            $904,813          $937,189           1.43%
  5.50%, due 1/1/19
Federal National Mortgage Association                                          $4,000,000        $4,052,500           6.17%
  5.50%, due 10/14/34
                                                                                          ----------------------------------
TOTAL FNMA                                                                                      $11,071,212          16.86%
                                                                                          ----------------------------------

U.S. TREASURY BONDS
United States Treasury Bond                                                    $4,260,000        $4,434,894           6.76%
  5.25%, due 2/15/29
                                                                                          ----------------------------------
TOTAL U.S. TREASURY BONDS                                                                        $4,434,894           6.76%
                                                                                          ----------------------------------



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
U.S. TREASURY NOTES
United States Treasury Note                                                    $3,645,000        $3,642,437           5.55%
  1.625%, due 1/31/05
United States Treasury Note                                                   $10,540,000       $10,539,178          16.06%
  1.75%, due 12/31/04
United States Treasury Note                                                    $4,000,000        $4,123,752           6.28%
  4.375%, due 8/15/12
                                                                                          ----------------------------------
TOTAL U.S. TREASURY NOTES                                                                       $18,305,367          27.89%
                                                                                          ----------------------------------

U.S. TREASURY STRIPS
GOVERNMENT AGENCIES
United States Treasury Strips                                                  $6,155,000        $1,852,901           2.82%
  0.00%, due 11/15/27 (b)
                                                                                          ----------------------------------
TOTAL U.S. TREASURY STRIPS                                                                       $1,852,901           2.82%
                                                                                          ----------------------------------

COMMERCIAL PAPER
Federal National Mortgage Association                                          $2,640,000        $2,638,360           4.02%
  1.638% due 10/14/04
                                                                                          ----------------------------------
TOTAL COMMERCIAL PAPER                                                                           $2,638,360           4.02%
                                                                                          ----------------------------------
TOTAL INVESTMENTS (COST $66,557,430) (C)                                                        $67,122,696         102.29%
                                                                                          ----------------------------------

Liabilities in Excess of Cash and Other Assets                                                  ($1,488,289)         -2.29%
                                                                                          ----------------------------------
NET ASSETS                                                                                      $65,634,407         100.00%
                                                                                          ==================================


(A) ADR - AMERICAN DEPOSITARY RECEIPT.
(B) ZERO COUPON BOND
(C) AT SEPTEMBER 30, 2004, COST IS $66,636,646
    FOR FEDERAL INCOME TAX PURPOSES AND NET UNREALIZED
    APPRECIATION IS AS FOLLOWS:
    GROSS UNREALIZED APPRECIATION                                               $ 664,330
    GROSS UNREALIZED DEPRECIATION                                                (178,280)
                                                                                ---------
    NET UNREALIZED APPPRECIATION                                                $ 486,050
                                                                                ---------



PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)
                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
MCMORGAN HIGH YIELD FUND
CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc. Series B                                                     $400,000         $405,000               0.71%
  8.875%, due 5/1/11
Vought Aircraft Industries, Inc.                                                $200,000         $192,000               0.33%
  8.00%, due 7/15/11
                                                                                         -----------------   -----------------
TOTAL AEROSPACE & DEFENSE                                                                        $597,000               1.04%
                                                                                         -----------------   -----------------

AIRLINES
American Airlines, Inc.                                                         $350,000         $322,000               0.56%
  7.25%, due 2/5/09
                                                                                         -----------------   -----------------
TOTAL AIRLINES                                                                                   $322,000               0.56%
                                                                                         -----------------   -----------------

AUTO COMPONENTS
Intermet Corp.                                                                  $300,000         $115,500               0.20%
  9.75%, due 6/15/09
Rexnord Corp.                                                                   $400,000         $452,000               0.78%
  10.125%, due 12/15/12
                                                                                         -----------------   -----------------
TOTAL AUTO COMPONENTS                                                                            $567,500               0.98%
                                                                                         -----------------   -----------------



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
AUTOMOBILES
Lazydays RV Center, Inc.                                                        $300,000         $315,000               0.55%
  11.75%, due 5/15/12 (c)
                                                                                         -----------------   -----------------
TOTAL AUTOMOBILES                                                                                $315,000               0.55%
                                                                                         -----------------   -----------------

BEVERAGES
Le-Natures, Inc.                                                                $210,000         $223,650               0.39%
  10.00%, due 6/15/13 (c)
                                                                                         -----------------   -----------------
TOTAL BEVERAGES                                                                                  $223,650               0.39%
                                                                                         -----------------   -----------------

BUILDING PRODUCTS
Building Materials Corp. of America Series B                                    $200,000         $205,000               0.35%
  8.00%, due 10/15/07
Da-Lite Screen Co., Inc.                                                        $240,000         $253,200               0.44%
  9.50%, due 5/15/11
ERICO International Corp.                                                       $250,000         $258,750               0.45%
  8.875%, due 3/1/12
MMI Products, Inc. Series B                                                     $200,000         $202,000               0.35%
  11.25%, due 4/15/07
Ply Gem Industries, Inc.                                                        $350,000         $349,125               0.61%
  9.00%, due 2/15/12 (c)
THL Buildco, Inc.                                                               $440,000         $460,900               0.80%
  8.50%, due 9/1/14 (c)
                                                                                         -----------------   -----------------
TOTAL BUILDING PRODUCTS                                                                        $1,728,975               3.00%
                                                                                         -----------------   -----------------

CAPITAL MARKETS
Refco Finance Holdings LLC                                                      $375,000         $400,313               0.69%
  9.00%, due 8/1/12 (c)
                                                                                         -----------------   -----------------
TOTAL CAPITAL MARKETS                                                                            $400,313               0.69%
                                                                                         -----------------   -----------------

CHEMICALS
HMP Equity Holdings Corp.                                                           $300         $189,000               0.33%
  0.00%, due 5/15/08 (d)
Huntsman International LLC                                                      $275,000         $288,750               0.50%
  10.125%, due 7/1/09
Huntsman International LLC                                                      $225,000         $248,062               0.43%
  9.875%, due 3/1/09
Innophos, Inc.                                                                  $225,000         $239,625               0.42%
  8.875%, due 8/15/14 (c)
Rockwood Specialties, Inc.                                                      $300,000         $330,000               0.57%
  10.625%, due 5/15/11



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Westlake Chemical Corp.                                                         $194,000         $217,765               0.38%
  8.75%, due 7/15/11
                                                                                         -----------------   -----------------
TOTAL CHEMICALS                                                                                $1,513,202               2.63%
                                                                                         -----------------   -----------------

COMMERCIAL BANKS
UGS Corp.                                                                       $415,000         $452,350               0.78%
  10.00%, due 6/1/12 (c)
                                                                                         -----------------   -----------------
TOTAL COMMERCIAL BANKS                                                                           $452,350               0.78%
                                                                                         -----------------   -----------------

COMMERCIAL SERVICES & SUPPLIES
Allied Waste North America, Inc.                                                $280,000         $295,400               0.51%
  7.875%, due 4/15/13
Allied Waste North America, Inc. Series B                                       $305,000         $293,563               0.51%
  7.375%, due 4/15/14
American Color Graphics, Inc.                                                   $150,000         $115,500               0.20%
  10.00%, due 6/15/10
General Binding Corp.                                                           $275,000         $279,813               0.49%
  9.375%, due 6/1/08
Geo Groups, Inc. (The)                                                          $165,000         $170,156               0.30%
  8.25%, due 7/15/13
Mobile Mini, Inc.                                                               $350,000         $388,500               0.67%
  9.50%, due 7/1/13
Synagro Technologies, Inc.                                                      $275,000         $294,250               0.51%
  9.50%, due 4/1/09
                                                                                         -----------------   -----------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                           $1,837,182               3.19%
                                                                                         -----------------   -----------------

CONSTRUCTION MATERIALS
U.S. Concrete, Inc.                                                             $310,000         $323,950               0.56%
  8.375%, due 4/1/14
                                                                                         -----------------   -----------------
TOTAL CONSTRUCTION MATERIALS                                                                     $323,950               0.56%
                                                                                         -----------------   -----------------

CONTAINERS & PACKAGING
Berry Plastics Corp.                                                            $250,000         $282,500               0.49%
  10.75%, due 7/15/12
Graham Packaging Co., Inc.                                                       $90,000          $91,800               0.16%
  8.50%, due 10/15/12 (c)
Graham Packaging Co., Inc.                                                      $130,000         $133,088               0.23%
  9.875%, due 10/15/14 (c)
Owens-Brockway Glass Container, Inc.                                            $450,000         $479,250               0.83%
  7.75%, due 5/15/11
Port Townsend Paper Corp. Series UNIT                                               $195         $203,775               0.35%
  11.00%, due 4/15/11 (c) (e)

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Portola Packaging, Inc.                                                         $100,000          $78,500               0.14%
  8.25%, due 2/1/12
Tekni-Plex, Inc.                                                                $150,000         $142,500               0.25%
  8.75%, due 11/15/13 (c)
Tekni-Plex, Inc. Series B                                                       $150,000         $125,250               0.22%
  12.75%, due 6/15/10
                                                                                         -----------------   -----------------
TOTAL CONTAINERS & PACKAGING                                                                   $1,536,663               2.67%
                                                                                         -----------------   -----------------

DIVERSIFIED FINANCIAL SERVICES
Cellu Tissue Holdings, Inc.                                                     $230,000         $233,450               0.40%
  9.75%, due 3/15/10 (c)
Couche-Tard US, LP/Couche-Tard Finance Corp.                                    $300,000         $319,500               0.55%
  7.50%, due 12/15/13
Global Cash Access LLC/Global Cash Finance Corp.                                $255,000         $270,300               0.47%
  8.75%, due 3/15/12 (c)
Huntsman Advanced Materials LLC                                                 $300,000         $348,000               0.60%
  11.00%, due 7/15/10 (c)
KRATON Polymers LLC/Capital Corp.                                               $200,000         $196,000               0.34%
  8.125%, due 1/15/14 (c)
Nalco Finance Holdings, Inc.                                                    $300,000         $213,000               0.37%
  0.00%, due 2/1/14 --- 9.00%, beginning 2/1/09 (c)
Rainbow National Services LLC                                                   $110,000         $115,224               0.20%
  10.375%, due 9/1/14 (c)
Rainbow National Services LLC                                                   $130,000         $134,875               0.23%
  8.75%, due 9/1/12 (c)
Standard Aero Holdings, Inc.                                                    $260,000         $269,100               0.47%
  8.25%, due 9/1/14 (c)
                                                                                         -----------------   -----------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                           $2,099,449               3.63%
                                                                                         -----------------   -----------------

DIVERSIFIED TELECOMMUNICATION SERVICES
GCI, Inc.                                                                       $310,000         $303,800               0.53%
  7.25%, due 2/15/14
Level 3 Financing, Inc.                                                         $200,000         $168,500               0.29%
  10.75%, due 10/15/11 (c)
PanAmSat Holding Corp.                                                          $110,000          $64,213               0.11%
  0.00%, due 11/1/14 --- 10.375%, beginning 11/1/09 (c)
Primus Telecommunications Group, Inc.                                           $200,000         $148,000               0.26%
  8.00%, due 1/15/14
Qwest Capital Funding, Inc.                                                     $925,000         $663,688               1.15%
  6.875%, due 7/15/28
Qwest Services Corp.                                                            $550,000         $665,500               1.15%
  14.00%, due 12/15/14 (c)
Time Warner Telecommunication Holdings                                          $290,000         $288,550               0.50%
  9.25%, due 2/15/14



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
TSI Telecommunication Services, Inc. Series B                                   $400,000         $448,000               0.78%
  12.75%, due 2/1/09
                                                                                         -----------------   -----------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                   $2,750,251               4.77%
                                                                                         -----------------   -----------------

ELECTRIC UTILITIES
CMS Energy Corp.                                                                $500,000         $545,000               0.95%
  8.50%, due 4/15/11
Sierra Pacific Power Co.                                                        $575,000         $586,500               1.02%
  6.25%, due 4/15/12 (c)
                                                                                         -----------------   -----------------
TOTAL ELECTRIC UTILITIES                                                                       $1,131,500               1.97%
                                                                                         -----------------   -----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
Itron, Inc.                                                                     $135,000         $135,338               0.24%
  7.75%, due 5/15/12 (c)
                                                                                         -----------------   -----------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                         $135,338               0.24%
                                                                                         -----------------   -----------------

ENERGY EQUIPMENT & SERVICES
Pride International, Inc.                                                       $220,000         $244,200               0.42%
  7.375%, due 7/15/14 (c)
                                                                                         -----------------   -----------------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                $244,200               0.42%
                                                                                         -----------------   -----------------

FOOD & STAPLES RETAILING
Duane Reade, Inc.                                                               $220,000         $207,900               0.36%
  9.75%, due 8/1/11 (c)
Roundy's, Inc. Series B                                                         $200,000         $215,500               0.37%
  8.875%, due 6/15/12
Stater Brothers Holdings, Inc.                                                  $220,000         $230,450               0.40%
  8.125%, due 6/15/12 (c)
                                                                                         -----------------   -----------------
TOTAL FOOD & STAPLES RETAILING                                                                   $653,850               1.13%
                                                                                         -----------------   -----------------

FOOD PRODUCTS
Del Monte Corp.                                                                 $240,000         $267,000               0.46%
  8.625%, due 12/15/12
Pinnacle Foods Holding Corp.                                                    $255,000         $240,338               0.42%
  8.25%, due 12/1/13 (c)
Reddy Ice Group, Inc.                                                           $300,000         $323,250               0.56%
  8.875%, due 8/1/11
                                                                                         -----------------   -----------------
TOTAL FOOD PRODUCTS                                                                              $830,588               1.44%
                                                                                         -----------------   -----------------

GAS UTILITIES
ANR Pipeline, Inc.                                                              $200,000         $225,000               0.39%
  8.875%, due 3/15/10



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Ferrellgas Partners LP/Ferrellgas Partners Finance                              $220,000         $224,400               0.39%
  6.75%, due 5/1/14
                                                                                         -----------------   -----------------
TOTAL GAS UTILITIES                                                                              $449,400               0.78%
                                                                                         -----------------   -----------------

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                                           $200,000         $224,000               0.39%
  8.00%, due 9/1/13
Fresenius Medical Capital Trust IV                                              $200,000         $222,000               0.39%
  7.875%, due 6/15/11
Norcross Safety Products LLC/Norcross Capital Corp. Series B                    $400,000         $434,000               0.75%
  9.875%, due 8/15/11
                                                                                         -----------------   -----------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                           $880,000               1.53%
                                                                                         -----------------   -----------------

HEALTH CARE PROVIDERS & SERVICES
Concentra Operating Corp.                                                        $50,000          $54,750               0.09%
  9.125%, due 6/1/12
Concentra Operating Corp.                                                       $275,000         $303,875               0.53%
  9.50%, due 8/15/10
IASIS Healthcare Corp./Capital Corp.                                            $300,000         $314,250               0.55%
  8.75%, due 6/15/14 (c)
Tenet Healthcare Corp.                                                          $150,000         $134,250               0.23%
  6.50%, due 6/1/12
Tenet Healthcare Corp.                                                          $150,000         $156,750               0.27%
  9.875%, due 7/1/14 (c)
Triad Hospitals, Inc.                                                           $200,000         $203,500               0.35%
  7.00%, due 11/15/13
Vanguard Health Holding Co. II                                                  $245,000         $245,612               0.43%
  9.00%, due 10/1/14 (c)
                                                                                         -----------------   -----------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                         $1,412,987               2.45%
                                                                                         -----------------   -----------------

HOTELS, RESTAURANTS & LEISURE
American Casino & Entertainment Properties LLC                                  $200,000         $210,000               0.36%
  7.85%, due 2/1/12 (c)
Herbst Gaming, Inc.                                                             $330,000         $338,250               0.59%
  8.125%, due 6/1/12 (c)
Inn of the Mountain Gods Resort & Casino                                        $275,000         $314,875               0.55%
  12.00%, due 11/15/10
Isle of Capri Casinos, Inc.                                                     $400,000         $444,000               0.77%
  9.00%, due 3/15/12
John Q. Hamons Hotels, L.P./John Q. Hammons Hotels Finance                      $350,000         $390,250               0.68%
Corp. III Series B
  8.875%, due 5/15/12
Mandalay Resort Group                                                           $325,000         $333,125               0.58%
  6.375%, due 12/15/11


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Mohegan Tribal Gaming Authorities                                               $310,000         $324,725               0.56%
  7.125%, due 8/15/14 (c)
Pinnacle Entertainment, Inc.                                                    $300,000         $307,500               0.53%
  8.75%, due 10/1/13
Seneca Gaming Corp.                                                              $90,000          $92,925               0.16%
  7.25%, due 5/1/12 (c)
Six Flags, Inc.                                                                 $140,000         $131,250               0.23%
  8.875%, due 2/1/10
Station Casinos, Inc.                                                           $300,000         $305,250               0.53%
  6.50%, due 2/1/14
Town Sports International, Inc.                                                 $200,000         $203,000               0.35%
  9.625%, due 4/15/11
Vail Resorts, Inc.                                                              $225,000         $227,250               0.39%
  6.75%, due 2/15/14
Worldspan LP/WS Financing Corp.                                                 $400,000         $363,000               0.63%
  9.625%, due 6/15/11
                                                                                         -----------------   -----------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                            $3,985,400               6.91%
                                                                                         -----------------   -----------------

HOUSEHOLD DURABLES
K. Hovnanian Enterprises, Inc.                                                  $250,000         $279,375               0.48%
  8.875%, due 4/1/12
Norcraft Holdings LP/ Norcraft Capital Corp.                                    $265,000         $192,125               0.33%
  0.00%, due 9/1/12 --- 9.75%, beginning 9/1/08 (c)
Sealy Mattress Co.                                                              $175,000         $176,312               0.31%
  8.25%, due 6/15/14
Simmons Co.                                                                     $280,000         $291,200               0.51%
  7.875%, due 1/15/14 (c)
William Lyon Homes, Inc.                                                        $250,000         $288,750               0.50%
  10.75%, due 4/1/13
                                                                                         -----------------   -----------------
TOTAL HOUSEHOLD DURABLES                                                                       $1,227,762               2.13%
                                                                                         -----------------   -----------------

HOUSEHOLD PRODUCTS
Johnsondiversey Holdings, Inc.                                                  $550,000         $453,750               0.79%
  0.00%, due 5/15/13 --- 10.67%, beginning 5/15/07
United Industries Corp. Series D                                                $300,000         $313,500               0.54%
  9.875%, due 4/1/09
                                                                                         -----------------   -----------------
TOTAL HOUSEHOLD PRODUCTS                                                                         $767,250               1.33%
                                                                                         -----------------   -----------------

IT SERVICES
Activant Solutions, Inc.                                                        $330,000         $339,900               0.59%
  10.50%, due 6/15/11
                                                                                         -----------------   -----------------
TOTAL IT SERVICES                                                                                $339,900               0.59%
                                                                                         -----------------   -----------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
LEISURE EQUIPMENT & PRODUCTS
True Temper Sports, Inc.                                                         $90,000          $83,700               0.15%
  8.375%, due 9/15/11
                                                                                         -----------------   -----------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                                $83,700               0.15%
                                                                                         -----------------   -----------------

MACHINERY
Alliance Laundry Systems LLC/Alliance Laundry Corp. Series B                    $300,000         $306,000               0.53%
  9.625%, due 5/1/08
Columbus McKinnon Corp.                                                         $300,000         $292,500               0.51%
  8.50%, due 4/1/08
Mueller Group, Inc.                                                             $135,000         $145,800               0.25%
  10.00%, due 5/1/12 (c)
Mueller Holdings, Inc.                                                              $235         $150,988               0.26%
  0.00%, due 4/15/14 --- 14.75%, beginning 4/15/09 (f)
                                                                                         -----------------   -----------------
TOTAL MACHINERY                                                                                  $895,288               1.55%
                                                                                         -----------------   -----------------

MEDIA
Adelphia Communications Corp.                                                   $350,000         $322,000               0.56%
  10.875%, due 10/1/10 (g)
Affinity Group, Inc.                                                            $425,000         $454,750               0.79%
  9.00%, due 2/15/12
Charter Communications Holdings, LLC                                          $1,150,000         $894,125               1.55%
  8.625%, due 4/1/09
Charter Communications Operation LLC/Charter Communications                     $200,000         $199,500               0.35%
Capital Corp.
  8.00%, due 4/30/12 (c)
CSC Holdings, Inc.                                                              $350,000         $357,000               0.62%
  7.625%, due 7/15/18
Dex Media, Inc.                                                                 $250,000         $183,125               0.32%
  0.00%, due 11/15/13 --- 9.00%, beginning 11/15/08
Dex Media, Inc.                                                                 $200,000         $210,000               0.36%
  8.00%, due 11/15/13
DirectTV Holdings, Inc.                                                         $300,000         $341,250               0.59%
  8.375%, due 3/15/13
EchoStar DBS Corp.                                                              $300,000         $301,500               0.52%
  5.75%, due 10/1/08
Houghton Mifflin Co.                                                            $500,000         $302,500               0.52%
  0.00%, due 10/15/13 --- 11.50%, beginning 10/15/08
Marquee, Inc.                                                                   $223,000         $229,690               0.40%
  5.97%, due 8/15/10 (c)
Medianews Group, Inc.                                                           $250,000         $258,125               0.45%
  6.875%, due 10/1/13



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
NextMedia Operating, Inc.                                                       $200,000         $225,250               0.39%
  10.75%, due 7/1/11
PanAmSat Corp.                                                                  $285,000         $296,400               0.51%
  9.00%, due 8/15/14 (c)
River Rock Entertainment Co.                                                    $300,000         $315,750               0.55%
  9.75%, due 11/1/11
Salem Communications Corp.                                                      $100,000         $105,500               0.18%
  7.75%, due 12/15/10
Sinclair Broadcast Group, Inc.                                                  $175,000         $181,562               0.31%
  8.00%, due 3/15/12
SITEL Corp.                                                                     $400,000         $400,000               0.69%
  9.25%, due 3/15/06
Vertis, Inc.                                                                    $200,000         $200,000               0.35%
  13.50%, due 12/7/09 (c)
Vertis, Inc. Series B                                                           $200,000         $215,000               0.37%
  10.875%, due 6/15/09
WMG Aquistion Corp.                                                             $285,000         $294,975               0.51%
  7.375%, due 4/15/14 (c)
Young Broadcasting, Inc.                                                        $100,000          $96,000               0.17%
  8.75%, due 1/15/14
Young Broadcasting, Inc.                                                        $200,000         $206,000               0.36%
  10.00%, due 3/1/11
                                                                                         -----------------   -----------------
TOTAL MEDIA                                                                                    $6,590,002              11.42%
                                                                                         -----------------   -----------------

METALS & MINING
Century Aluminum Co.                                                            $220,000         $231,550               0.40%
  7.50%, due 8/15/14 (c)
International Steel Group, Inc.                                                 $350,000         $350,000               0.61%
  6.50%, due 4/15/14 (c)
                                                                                         -----------------   -----------------
TOTAL METALS & MINING                                                                            $581,550               1.01%
                                                                                         -----------------   -----------------

MULTILINE RETAIL
Saks, Inc.                                                                      $425,000         $433,500               0.75%
  7.00%, due 12/1/13
                                                                                         -----------------   -----------------
TOTAL MULTILINE RETAIL                                                                           $433,500               0.75%
                                                                                         -----------------   -----------------

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                                                 $400,000         $451,000               0.78%
  8.75%, due 5/15/13 (c)
Aquila, Inc.                                                                    $250,000         $256,250               0.44%
  7.625%, due 11/15/09
Calpine Corp.                                                                   $600,000         $384,000               0.67%
  8.50%, due 2/15/11



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Calpine Corp.                                                                   $400,000         $302,000               0.52%
  8.75%, due 7/15/13 (c)
Dynegy Holdings, Inc.                                                           $600,000         $690,000               1.20%
  10.125%, due 7/15/13 (c)
Edison Mission Energy                                                           $700,000         $819,000               1.42%
  10.00%, due 8/15/08
NRG Energy, Inc.                                                                $300,000         $321,375               0.56%
  8.00%, due 12/15/13 (c)
Reliant Energy, Inc.                                                            $275,000         $298,719               0.52%
  9.50%, due 7/15/13
Sonat, Inc.                                                                   $1,000,000         $985,000               1.71%
  7.625%, due 7/15/11
Williams Cos., Inc. (The)                                                     $1,100,000       $1,204,500               2.09%
  7.625%, due 7/15/19
                                                                                         -----------------   -----------------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                      $5,711,844               9.91%
                                                                                         -----------------   -----------------

OIL & GAS
Chesapeake Energy Corp.                                                         $400,000         $418,000               0.72%
  6.875%, due 1/15/16
Comstock Resources, Inc.                                                        $200,000         $205,000               0.36%
  6.875%, due 3/1/12
Frontier Oil Corp.                                                               $90,000          $91,125               0.16%
  6.625%, due 10/1/11 (c)
Swift Energy Co.                                                                $300,000         $336,000               0.58%
  9.375%, due 5/1/12
                                                                                         -----------------   -----------------
TOTAL OIL & GAS                                                                                $1,050,125               1.82%
                                                                                         -----------------   -----------------

PAPER & FOREST PRODUCTS
Appleton Papers, Inc.                                                           $220,000         $226,600               0.39%
  8.125%, due 6/15/11 (c)
Buckeye Technologies, Inc.                                                      $350,000         $343,000               0.59%
  8.00%, due 10/15/10
Georgia-Pacific Corp.                                                           $600,000         $693,000               1.20%
  8.125%, due 5/15/11
                                                                                         -----------------   -----------------
TOTAL PAPER & FOREST PRODUCTS                                                                  $1,262,600               2.18%
                                                                                         -----------------   -----------------

PERSONAL PRODUCTS
Aearo Co. I                                                                     $360,000         $367,200               0.64%
  8.25%, due 4/15/12
                                                                                         -----------------   -----------------
TOTAL PERSONAL PRODUCTS                                                                          $367,200               0.64%
                                                                                         -----------------   -----------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
REAL ESTATE
Host Marriot LP                                                                 $300,000         $315,000               0.55%
  7.125%, due 11/1/13
                                                                                         -----------------   -----------------
TOTAL REAL ESTATE                                                                                $315,000               0.55%
                                                                                         -----------------   -----------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                                          $172,000         $141,040               0.25%
  7.75%, due 5/15/13
                                                                                         -----------------   -----------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                   $141,040               0.25%
                                                                                         -----------------   -----------------

SPECIALIZED SERVICES
Crystal US Holdings 3 LLC                                                       $200,000         $119,500               0.21%
  0.00%, due 10/1/14 --- 10.50%, beginning 10/1/09 (c)
Riddell Bell Holdings                                                           $110,000         $111,788               0.19%
  8.375%, due 10/1/12 (c)
                                                                                         -----------------   -----------------
TOTAL SPECIALIZED SERVICES                                                                       $231,288               0.40%
                                                                                         -----------------   -----------------

SPECIALTY RETAIL
Asbury Automotive Group, Inc.                                                   $200,000         $211,000               0.37%
  9.00%, due 6/15/12
Nebraska Book Co., Inc.                                                         $250,000         $248,750               0.43%
  8.625%, due 3/15/12
Petro Stopping Centers LP/Petro Financial Corp.                                 $200,000         $212,000               0.37%
  9.00%, due 2/15/12
                                                                                         -----------------   -----------------
TOTAL SPECIALTY RETAIL                                                                           $671,750               1.17%
                                                                                         -----------------   -----------------

TELECOMMUNICATIONS
CCO Holdings LLC/ CCO Holdings Capital Corp.                                    $200,000         $196,250               0.34%
  8.75%, due 11/15/13
                                                                                         -----------------   -----------------
TOTAL TELECOMMUNICATIONS                                                                         $196,250               0.34%
                                                                                         -----------------   -----------------

TEXTILES, APPAREL & LUXURY GOODS
Jostens Holding Corp.                                                           $220,000         $221,100               0.38%
  7.625%, due 10/1/12 (c)
                                                                                         -----------------   -----------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                           $221,100               0.38%
                                                                                         -----------------   -----------------

TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                                                 $200,000         $173,000               0.30%
  7.75%, due 12/15/13
                                                                                         -----------------   -----------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                              $173,000               0.30%
                                                                                         -----------------   -----------------

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                                          $300,000         $303,750               0.53%
  8.50%, due 1/31/12



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
American Tower Corp.                                                            $425,000         $420,750               0.73%
  7.125%, due 10/15/12 (c)
Crown Castle International Corp. Series B                                       $425,000         $445,188               0.77%
  7.50%, due 12/1/13
Dobson Communications Corp.                                                     $275,000         $177,375               0.31%
  8.875%, due 10/1/13
MetroPCS, Inc.                                                                  $350,000         $376,250               0.65%
  10.75%, due 10/1/11
Nextel Communications, Inc.                                                     $390,000         $419,250               0.73%
  7.375%, due 8/1/15
Nextel Partners, Inc.                                                           $300,000         $318,000               0.55%
  8.125%, due 7/1/11
Pegasus Satellite Communications, Inc.                                          $150,000          $97,500               0.17%
  11.25%, due 1/15/10 (c) (g)
Rural Cellular Corp.                                                            $135,000         $137,362               0.24%
  8.25%, due 3/15/12 (c)
Rural Cellular Corp.                                                            $400,000         $348,000               0.60%
  9.75%, due 1/15/10
SBA Telecommunications, Inc./SBA Communications Corp.                           $605,000         $490,050               0.85%
  0.00%, due 12/15/11 --- 9.75%, beginning 12/15/07
US Unwired, Inc.                                                                $175,000         $181,562               0.31%
  10.00%, due 6/15/12
                                                                                         -----------------   -----------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                      $3,715,037               6.44%
                                                                                         -----------------   -----------------
TOTAL CORPORATE BONDS                                                                         $49,365,934              85.62%
                                                                                         -----------------   -----------------

CORPORATE BONDS - FOREIGN
CAPITAL MARKETS
BCP Caylux Holdings Luxembourg SCA                                              $300,000         $324,000               0.56%
  9.625%, due 6/15/14 (c)
                                                                                         -----------------   -----------------
TOTAL CAPITAL MARKETS                                                                            $324,000               0.56%
                                                                                         -----------------   -----------------

CHEMICALS
Invista                                                                         $320,000         $341,600               0.59%
  9.25%, due 5/1/12 (c)
Nova Chemicals Ltd.                                                             $300,000         $309,750               0.54%
  6.50%, due 1/15/12
                                                                                         -----------------   -----------------
TOTAL CHEMICALS                                                                                  $651,350               1.13%
                                                                                         -----------------   -----------------

COMMERCIAL SERVICES & SUPPLIES
Waste Services, Inc.                                                            $150,000         $142,500               0.25%
  9.50%, due 4/15/14 (c)


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
                                                                                         -----------------   -----------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                             $142,500               0.25%
                                                                                         -----------------   -----------------

CONSTRUCTION & ENGINEERING
North American Energy Partners, Inc.                                            $300,000         $292,500               0.51%
  8.75%, due 12/1/11 (c)
                                                                                         -----------------   -----------------
TOTAL CONSTRUCTION & ENGINEERING                                                                 $292,500               0.51%
                                                                                         -----------------   -----------------

CONTAINERS & PACKAGING
Crown Euro Holdings S.A.                                                        $400,000         $465,000               0.81%
  10.875%, due 3/1/13
                                                                                         -----------------   -----------------
TOTAL CONTAINERS & PACKAGING                                                                     $465,000               0.81%
                                                                                         -----------------   -----------------

DIVERSIFIED FINANCIAL SERVICES
JSG Funding PLC                                                                 $500,000         $565,000               0.98%
  9.625%, due 10/1/12
                                                                                         -----------------   -----------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                             $565,000               0.98%
                                                                                         -----------------   -----------------

FOOD & STAPLES RETAILING
Jean Coutu Group (PJC), Inc.                                                    $155,000         $157,712               0.27%
  7.625%, due 8/1/12 (c)
                                                                                         -----------------   -----------------
TOTAL FOOD & STAPLES RETAILING                                                                   $157,712               0.27%
                                                                                         -----------------   -----------------

HEALTH CARE PROVIDERS & SERVICES
VWR International, Inc.                                                         $130,000         $135,850               0.24%
  6.875%, due 4/15/12 (c)
VWR International, Inc.                                                         $220,000         $232,650               0.40%
  8.00%, due 4/15/14 (c)
                                                                                         -----------------   -----------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                           $368,500               0.64%
                                                                                         -----------------   -----------------

HOTELS, RESTAURANTS & LEISURE
Intrawest Corp.                                                                 $430,000         $445,587               0.77%
  7.50%, due 10/15/13
Royal Caribbean Cruises Ltd.                                                    $400,000         $426,000               0.74%
  6.875%, due 12/1/13
                                                                                         -----------------   -----------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                              $871,587               1.51%
                                                                                         -----------------   -----------------

MACHINERY
Maax Corp.                                                                      $225,000         $238,500               0.41%
  9.75%, due 6/15/12 (c)
                                                                                         -----------------   -----------------
TOTAL MACHINERY                                                                                  $238,500               0.41%
                                                                                         -----------------   -----------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
METALS & MINING
Russel Metals, Inc.                                                             $425,000         $425,000               0.74%
  6.375%, due 3/1/14
                                                                                         -----------------   -----------------
TOTAL METALS & MINING                                                                            $425,000               0.74%
                                                                                         -----------------   -----------------

PAPER & FOREST PRODUCTS
Riverside Forest Product Ltd.                                                   $200,000         $212,000               0.37%
  7.875%, due 3/1/14
                                                                                         -----------------   -----------------
TOTAL PAPER & FOREST PRODUCTS                                                                    $212,000               0.37%
                                                                                         -----------------   -----------------

WIRELESS TELECOMMUNICATION SERVICES
Inmarsat Finance PLC                                                            $275,000         $272,937               0.47%
  7.625%, due 6/30/12 (c)
                                                                                         -----------------   -----------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $272,937               0.47%
                                                                                         -----------------   -----------------
TOTAL CORPORATE BONDS - FOREIGN                                                                $4,986,586               8.65%
                                                                                         -----------------   -----------------

PREFERRED STOCK
MEDIA
Haights Cross Communications, Inc. 16.00% Class B (h) (i) (j)                      6,286         $314,300               0.55%
Paxson Communications Corp. (h)                                                       46         $343,875               0.60%
PRIMEDIA, Inc. 10.00% Series D                                                     4,000         $370,000               0.64%
Spanish Broadcasting System, Inc. 10.75%, Series B (h)                               431         $472,317               0.82%
                                                                                         -----------------   -----------------
TOTAL MEDIA                                                                                    $1,500,492               2.61%
                                                                                         -----------------   -----------------
TOTAL PREFERRED STOCK                                                                          $1,500,492               2.61%
                                                                                         -----------------   -----------------

WARRANTS
CHEMICALS
Huntsman Co. LLC Strike Price $0.01 Expire 5/15/11 (a) (i)                           300          $69,000               0.12%
                                                                                         -----------------   -----------------
TOTAL CHEMICALS                                                                                   $69,000               0.12%
                                                                                         -----------------   -----------------

MACHINERY
Mueller Holdings, Inc. Strike@.01 Ex 4/15/14 (a)                                     235          $14,100               0.03%
                                                                                         -----------------   -----------------
TOTAL MACHINERY                                                                                   $14,100               0.03%
                                                                                         -----------------   -----------------

MEDIA
Haights Cross Communications, Inc. Strike price $0.001 Expire                          7               $0 (l)           0.00% (b)
12/10/11 (a) (i) (j) (k)
Haights Cross Communications, Inc. Strike price $0.001 Expire                      6,225              $62               0.00% (b)
12/10/11 Preferred Class A (a) (i) (j) (k)
                                                                                         -----------------   -----------------
TOTAL MEDIA                                                                                           $62               0.00% (b)
                                                                                         -----------------   -----------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
                                                                                         -----------------   -----------------
TOTAL WARRANTS                                                                                    $83,162               0.15%
                                                                                         -----------------   -----------------

COMMERCIAL PAPER
Boston Edison Co.                                                               $250,000         $249,964               0.43%
  1.75% due 10/4/04
Caterpillar Financial Services Corp.                                            $400,000         $400,000               0.69%
  1.72% due 10/1/04
Federal Home Loan Bank                                                          $296,000         $295,902               0.51%
  1.70% due 10/8/04
Federal National Mortgage Association                                           $175,000         $174,958               0.30%
  1.74% due 10/6/04
Federal National Mortgage Association                                           $250,000         $249,939               0.43%
  1.75% due 10/6/04
                                                                                         -----------------   -----------------
TOTAL COMMERCIAL PAPER                                                                         $1,370,763               2.36%
                                                                                         -----------------   -----------------
TOTAL INVESTMENTS (COST $56,523,829)(M)                                                       $57,306,937              99.39%
                                                                                         -----------------   -----------------

Cash and Other Assets Less Liabilities                                                           $351,144               0.61%
                                                                                         -----------------   -----------------
NET ASSETS                                                                                    $57,658,081             100.00%
                                                                                         =================   =================


(a)   Non-income producing security.
(b)   Less than one tenth of a percent.
(c)   144A's may be sold to institutional investors only. The total market value of these securities at September 30, 2004 is $16,777,112, which represents
      29.1% of the Fund's net assets.
(d)   300 units - Each unit reflects $1,000 principal amount of zero coupon
      Senior Notes plus 1 warrant to acquire 2.8094 shares of common stock at
      $0.01 per share at a future date.
(e)   195 Units - each unit reflects $1,000 principal amount of zero coupon
      Senior Notes plus 1 warrant to acquire 0.6902 shares of common stock at
      $0.01 per share at a future date.
(f)   235 Units - each unit reflects $1,000 principal amount of zero coupon
      Senior Notes plus 1 warrant to acquire 109.8089 shares of Class A common stock at $0.01 per share at a future date.
(g)   Issue in default.
(h)   PIK ("Payment in Kind") -Dividend payment is made with additional securities.
(i)   Illiquid security.  The total market value of these securities at
      September 30, 2004 is $383,362, which represents 0.7% of the Fund's net assets.
(j)   Restricted security.  The total market value of these securities at
      September 30, 2004 is $314,362, which represents 0.5% of the Fund's net assets.
(k)   Fair valued security. The total market value of these securities at
      September 30, 2004 is $62, less than 0.1% of the Fund's net assets.
(l)   Less than one dollar.
(m)   At September 30, 2004 cost is identical for book and federal income tax purposes and net unrealized appreciation is as follows:
      Gross unrealized appreciation                                                                                 2,036,932
      Gross unrealized depreciation                                                                                (1,253,824)
                                                                                                             -----------------
      Net unrealized appreciation                                                                                     783,108
                                                                                                             =================



PORTFOLIO HOLDINGS
As of September 30, 2004
(unaudited)
                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
MCMORGAN BALANCED FUND
COMMON STOCK
AEROSPACE & DEFENSE
General Dynamics Corp.                                                              4,600          $469,660           0.38%
Honeywell International, Inc.                                                      55,575        $1,992,920           1.60%
                                                                                          ----------------------------------
TOTAL AEROSPACE & DEFENSE                                                                        $2,462,580           1.98%
                                                                                          ----------------------------------

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. Class B                                                11,500          $873,080           0.70%
                                                                                          ----------------------------------
TOTAL AIR FREIGHT & LOGISTICS                                                                      $873,080           0.70%
                                                                                          ----------------------------------

BEVERAGES
Anheuser-Busch Cos., Inc.                                                          22,000        $1,098,900           0.88%
PepsiCo, Inc.                                                                      38,100        $1,853,565           1.49%
                                                                                          ----------------------------------
TOTAL BEVERAGES                                                                                  $2,952,465           2.37%
                                                                                          ----------------------------------

BIOTECHNOLOGY
Amgen, Inc. (a)                                                                    40,700        $2,306,876           1.85%
                                                                                          ----------------------------------
TOTAL BIOTECHNOLOGY                                                                              $2,306,876           1.85%
                                                                                          ----------------------------------

CAPITAL MARKETS
Merrill Lynch & Co., Inc.                                                          34,300        $1,705,396           1.37%
                                                                                          ----------------------------------
TOTAL CAPITAL MARKETS                                                                            $1,705,396           1.37%
                                                                                          ----------------------------------

CHEMICALS
Dow Chemical Co. (The)                                                             18,400          $831,312           0.67%
E.I. du Pont de Nemours & Co.                                                      20,485          $876,761           0.70%
PPG Industries, Inc.                                                                8,000          $490,240           0.39%
                                                                                          ----------------------------------
TOTAL CHEMICALS                                                                                  $2,198,313           1.76%
                                                                                          ----------------------------------

COMMERCIAL BANKS
U.S. Bancorp                                                                       50,137        $1,448,959           1.16%
Wachovia Corp.                                                                      9,500          $446,025           0.36%



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
                                                                                          ----------------------------------
TOTAL COMMERCIAL BANKS                                                                           $1,894,984           1.52%
                                                                                          ----------------------------------

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                                                            71,900        $1,301,390           1.04%
                                                                                          ----------------------------------
TOTAL COMMUNICATIONS EQUIPMENT                                                                   $1,301,390           1.04%
                                                                                          ----------------------------------

COMPUTERS & PERIPHERALS
Dell, Inc.                                                                         26,100          $929,160           0.75%
Hewlett-Packard Co.                                                                44,675          $837,656           0.67%
International Business Machines Corp.                                              13,800        $1,183,212           0.95%
                                                                                          ----------------------------------
TOTAL COMPUTERS & PERIPHERALS                                                                    $2,950,028           2.37%
                                                                                          ----------------------------------

CONSUMER FINANCE
MBNA Corp.                                                                         60,700        $1,529,640           1.23%
                                                                                          ----------------------------------
TOTAL CONSUMER FINANCE                                                                           $1,529,640           1.23%
                                                                                          ----------------------------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                                    79,632        $3,513,363           2.82%
JPMorgan Chase & Co.                                                               41,844        $1,662,462           1.33%
                                                                                          ----------------------------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                             $5,175,825           4.15%
                                                                                          ----------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications, Inc.                                                       25,342          $997,972           0.80%
                                                                                          ----------------------------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                       $997,972           0.80%
                                                                                          ----------------------------------

ELECTRIC UTILITIES
Entergy Corp.                                                                      13,800          $836,418           0.67%
Exelon Corp.                                                                       12,524          $459,506           0.37%
                                                                                          ----------------------------------
TOTAL ELECTRIC UTILITIES                                                                         $1,295,924           1.04%
                                                                                          ----------------------------------

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                               23,600        $1,460,604           1.17%
                                                                                          ----------------------------------
TOTAL ELECTRICAL EQUIPMENT                                                                       $1,460,604           1.17%
                                                                                          ----------------------------------

ENERGY EQUIPMENT & SERVICES
Nabors Industries, Ltd. (a)                                                        18,000          $852,300           0.68%
Schlumberger Ltd.                                                                  12,100          $814,451           0.65%
Transocean, Inc.                                                                    8,400          $300,552           0.24%
                                                                                          ----------------------------------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                $1,967,303           1.57%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
FOOD & STAPLES RETAILING
Costco Wholesale Corp.                                                             10,100          $419,756           0.34%
Sysco Corp.                                                                        17,300          $517,616           0.42%
Walgreen Co.                                                                       15,400          $551,782           0.44%
Wal-Mart Stores, Inc.                                                              15,500          $824,600           0.66%
                                                                                          ----------------------------------
TOTAL FOOD & STAPLES RETAILING                                                                   $2,313,754           1.86%
                                                                                          ----------------------------------

FOOD PRODUCTS
Sara Lee Corp.                                                                     31,300          $715,518           0.57%
                                                                                          ----------------------------------
TOTAL FOOD PRODUCTS                                                                                $715,518           0.57%
                                                                                          ----------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.                                                            31,200        $1,239,576           0.99%
Kinetic Concepts, Inc. (a)                                                          6,000          $315,300           0.25%
Medtronic, Inc.                                                                     7,900          $410,010           0.33%
Zimmer Holdings, Inc. (a)                                                          18,630        $1,472,515           1.18%
                                                                                          ----------------------------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                           $3,437,401           2.75%
                                                                                          ----------------------------------

HEALTH CARE PROVIDERS & SERVICES
Anthem, Inc. (a)                                                                   15,600        $1,361,100           1.09%
UnitedHealth Group, Inc.                                                            9,800          $722,652           0.58%
                                                                                          ----------------------------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                           $2,083,752           1.67%
                                                                                          ----------------------------------

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                                    7,800          $415,740           0.33%
Colgate-Palmolive Co.                                                               4,900          $221,382           0.18%
Procter & Gamble Co. (The)                                                         24,700        $1,336,764           1.07%
                                                                                          ----------------------------------
TOTAL HOUSEHOLD PRODUCTS                                                                         $1,973,886           1.58%
                                                                                          ----------------------------------

INDUSTRIAL CONGLOMERATES
3M Co.                                                                             12,500          $999,625           0.80%
General Electric Co.                                                               60,600        $2,034,948           1.63%
Tyco International Ltd.                                                            74,896        $2,296,311           1.84%
                                                                                          ----------------------------------
TOTAL INDUSTRIAL CONGLOMERATES                                                                   $5,330,884           4.27%
                                                                                          ----------------------------------

INSURANCE
Allstate Corp. (The)                                                               18,400          $883,016           0.71%
American International Group, Inc.                                                 24,877        $1,691,387           1.36%
                                                                                          ----------------------------------
TOTAL INSURANCE                                                                                  $2,574,403           2.07%
                                                                                          ----------------------------------


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
INTERNET SOFTWARE & SERVICES
Yahoo!, Inc.                                                                       17,300          $586,643           0.47%
                                                                                          ----------------------------------
TOTAL INTERNET SOFTWARE & SERVICES                                                                 $586,643           0.47%
                                                                                          ----------------------------------

IT SERVICES
Accenture Ltd. Class A (a)                                                         46,300        $1,252,415           1.00%
Automatic Data Processing, Inc.                                                    21,700          $896,644           0.72%
                                                                                          ----------------------------------
TOTAL IT SERVICES                                                                                $2,149,059           1.72%
                                                                                          ----------------------------------

MEDIA
Comcast Corp. Class A (a)                                                          31,228          $881,879           0.71%
Knight-Ridder, Inc.                                                                 4,000          $261,800           0.21%
Time Warner, Inc.                                                                  38,900          $627,846           0.50%
Viacom, Inc. Class B                                                               36,500        $1,224,940           0.98%
                                                                                          ----------------------------------
TOTAL MEDIA                                                                                      $2,996,465           2.40%
                                                                                          ----------------------------------

METALS & MINING
Alcoa, Inc.                                                                        34,900        $1,172,291           0.94%
                                                                                          ----------------------------------
TOTAL METALS & MINING                                                                            $1,172,291           0.94%
                                                                                          ----------------------------------

MULTILINE RETAIL
Kohl's Corp. (a)                                                                   11,500          $554,185           0.44%
Target Corp.                                                                       21,200          $959,300           0.77%
                                                                                          ----------------------------------
TOTAL MULTILINE RETAIL                                                                           $1,513,485           1.21%
                                                                                          ----------------------------------

OIL & GAS
BP PLC ADR (b)                                                                      7,122          $409,729           0.33%
ChevronTexaco Corp.                                                                25,134        $1,348,187           1.08%
ConocoPhillips                                                                      8,100          $671,085           0.54%
ExxonMobil Corp.                                                                   46,206        $2,233,136           1.79%
                                                                                          ----------------------------------
TOTAL OIL & GAS                                                                                  $4,662,137           3.74%
                                                                                          ----------------------------------

PHARMACEUTICALS
Johnson & Johnson                                                                  14,078          $793,014           0.64%
Lilly (Eli) & Co.                                                                   9,600          $576,480           0.46%
Merck & Co., Inc.                                                                  10,700          $353,100           0.28%
Pfizer, Inc.                                                                       89,935        $2,752,011           2.21%
Schering-Plough Corp.                                                              21,100          $402,166           0.32%
                                                                                          ----------------------------------
TOTAL PHARMACEUTICALS                                                                            $4,876,771           3.91%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.                                                                        99,800        $2,001,988           1.61%
Xilinx, Inc.                                                                       13,100          $353,700           0.28%
                                                                                          ----------------------------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                   $2,355,688           1.89%
                                                                                          ----------------------------------

SOFTWARE
Microsoft Corp.                                                                    71,200        $1,968,680           1.58%
Oracle Corp. (a)                                                                  112,100        $1,264,488           1.01%
SAP AG (b)                                                                         28,100        $1,094,495           0.88%
Symantec Corp. (a)                                                                  7,500          $411,600           0.33%
                                                                                          ----------------------------------
TOTAL SOFTWARE                                                                                   $4,739,263           3.80%
                                                                                          ----------------------------------

SPECIALTY RETAIL
Best Buy Co., Inc.                                                                 18,900        $1,025,136           0.82%
Home Depot, Inc. (The)                                                             37,500        $1,470,000           1.18%
                                                                                          ----------------------------------
TOTAL SPECIALTY RETAIL                                                                           $2,495,136           2.00%
                                                                                          ----------------------------------

THRIFTS & MORTGAGE FINANCE
Federal Home Loan Mortgage Corp.                                                   15,300          $998,172           0.80%
Federal National Mortgage Association                                              14,700          $931,980           0.75%
                                                                                          ----------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                 $1,930,152           1.55%
                                                                                          ----------------------------------

TOBACCO
Altria Group, Inc.                                                                  6,200          $291,648           0.23%
                                                                                          ----------------------------------
TOTAL TOBACCO                                                                                      $291,648           0.23%
                                                                                          ----------------------------------

WIRELESS TELECOMMUNICATION SERVICES
Vodafone Group PLC (b)                                                             45,600        $1,099,416           0.88%
                                                                                          ----------------------------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $1,099,416           0.88%
                                                                                          ----------------------------------
TOTAL COMMON STOCK                                                                              $80,370,132          64.43%
                                                                                          ----------------------------------

CORPORATE BONDS
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                                     $245,000          $265,827           0.21%
  6.50%, due 11/15/13
General Motors Corp.                                                             $580,000          $614,260           0.49%
  7.20%, due 1/15/11
                                                                                          ----------------------------------
TOTAL AUTOMOBILES                                                                                  $880,087           0.70%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
CAPITAL MARKETS
Credit Suisse FirstBoston USA, Inc.                                              $290,000          $293,151           0.24%
  5.125%, due 1/15/14
Goldman Sachs Group, Inc. (The)                                                  $375,000          $377,271           0.30%
  5.15%, due 1/15/14
Goldman Sachs Group, Inc. (The)                                                  $265,000          $280,020           0.22%
  5.70%, due 9/1/12
Jefferies Group, Inc.                                                            $175,000          $174,699           0.14%
  5.50%, due 3/15/16
Jefferies Group, Inc.                                                             $45,000           $51,935           0.04%
  7.75%, due 3/15/12
JPMorgan Chase & Co.                                                             $220,000          $221,179           0.18%
  5.125%, due 9/15/14
JPMorgan Chase & Co.                                                             $140,000          $149,068           0.12%
  5.75%, due 1/2/13
Lehman Brothers Holdings, Inc.                                                   $320,000          $315,612           0.25%
  4.80%, due 3/13/14
Morgan Stanley                                                                   $390,000          $377,550           0.30%
  4.75%, due 4/1/14
                                                                                          ----------------------------------
TOTAL CAPITAL MARKETS                                                                            $2,240,485           1.79%
                                                                                          ----------------------------------

COMMERCIAL BANKS
Bank of America Corp.                                                            $390,000          $431,112           0.35%
  6.25%, due 4/15/12
                                                                                          ----------------------------------
TOTAL COMMERCIAL BANKS                                                                             $431,112           0.35%
                                                                                          ----------------------------------

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                    $410,000          $474,399           0.38%
  7.375%, due 1/15/13
                                                                                          ----------------------------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                               $474,399           0.38%
                                                                                          ----------------------------------

CONSUMER FINANCE
Capital One Bank                                                                 $395,000          $431,943           0.35%
  6.50%, due 6/13/13
Ford Motor Credit Co.                                                            $345,000          $364,732           0.29%
  6.375%, due 11/5/08
Ford Motor Credit Co.                                                            $310,000          $339,554           0.27%
  7.375%, due 10/28/09
Household Finance Corp.                                                          $485,000          $545,895           0.44%
  6.75%, due 5/15/11
Household Finance Corp.                                                          $150,000          $171,666           0.14%
  7.00%, due 5/15/12
MBNA America Bank                                                                $230,000          $260,280           0.21%
  7.125%, due 11/15/12


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
SLM Corp.                                                                        $170,000          $170,386           0.14%
  4.00%, due 1/15/09
SLM Corp.                                                                        $320,000          $320,111           0.26%
  5.05%, due 11/14/14
                                                                                          ----------------------------------
TOTAL CONSUMER FINANCE                                                                           $2,604,567           2.10%
                                                                                          ----------------------------------

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                                                  $285,000          $283,857           0.23%
  5.00%, due 2/13/14
CIT Group, Inc.                                                                   $25,000           $29,586           0.02%
  7.75%, due 4/2/12
Citigroup, Inc.                                                                $1,116,000        $1,117,388           0.90%
  0.00%, due 9/15/14 (c)
National Rural Utilities Cooperative Finance Corp.                               $135,000          $144,609           0.12%
  5.75%, due 8/28/09
National Rural Utilities Cooperative Finance Corp. Series C                      $100,000          $115,726           0.09%
  7.25%, due 3/1/12
                                                                                          ----------------------------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                             $1,691,166           1.36%
                                                                                          ----------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES
British Telecommunications PLC                                                   $450,000          $542,635           0.44%
  8.375%, due 12/15/10 (b)
Sprint Capital Corp.                                                             $245,000          $296,729           0.24%
  8.375%, due 3/15/12
Sprint Capital Corp.                                                             $280,000          $323,493           0.26%
  7.625%, due 1/30/11
Verizon New York, Inc. Series A                                                  $540,000          $600,497           0.48%
  6.875%, due 4/1/12
                                                                                          ----------------------------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                     $1,763,354           1.42%
                                                                                          ----------------------------------

ELECTRIC UTILITIES
Southern Power Co. Series B                                                      $325,000          $353,743           0.28%
  6.25%, due 7/15/12
                                                                                          ----------------------------------
TOTAL ELECTRIC UTILITIES                                                                           $353,743           0.28%
                                                                                          ----------------------------------

FOOD & STAPLES RETAILING
Safeway, Inc.                                                                    $160,000          $162,448           0.13%
  4.95%, due 8/16/10
Safeway, Inc.                                                                     $95,000           $99,473           0.08%
  5.80%, due 8/15/12
                                                                                          ----------------------------------
TOTAL FOOD & STAPLES RETAILING                                                                     $261,921           0.21%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
FOOD PRODUCTS
Kraft Foods, Inc.                                                                $290,000          $316,832           0.25%
  6.25%, due 6/1/12
                                                                                          ----------------------------------
TOTAL FOOD PRODUCTS                                                                                $316,832           0.25%
                                                                                          ----------------------------------

INDUSTRIAL CONGLOMERATES
General Electric Co.                                                             $195,000          $200,546           0.16%
  5.00%, due 2/1/13
                                                                                          ----------------------------------
TOTAL INDUSTRIAL CONGLOMERATES                                                                     $200,546           0.16%
                                                                                          ----------------------------------

INSURANCE
Aegon N.V.                                                                       $315,000          $312,117           0.25%
  4.75%, due 6/1/13
American International Group, Inc.                                               $110,000          $106,033           0.09%
  4.25%, due 5/15/13
GE Global Insurance Holding Corp.                                                $365,000          $418,160           0.34%
  7.50%, due 6/15/10
Genworth Financial, Inc.                                                         $355,000          $374,080           0.30%
  5.75%, due 6/15/14
Prudential Financial, Inc.                                                       $100,000          $100,086           0.08%
  5.10%, due 9/20/14
Prudential Financial, Inc.                                                        $85,000           $83,002           0.07%
  4.75%, due 4/1/14
Prudential Financial, Inc. Series B                                              $250,000          $242,407           0.19%
  4.50%, due 7/15/13
                                                                                          ----------------------------------
TOTAL INSURANCE                                                                                  $1,635,885           1.32%
                                                                                          ----------------------------------

IT SERVICES
First Data Corp.                                                                 $170,000          $181,793           0.15%
  5.625%, due 11/1/11
                                                                                          ----------------------------------
TOTAL IT SERVICES                                                                                  $181,793           0.15%
                                                                                          ----------------------------------

MEDIA
Cox Communications, Inc.                                                           $5,000            $5,351           0.00%
  6.75%, due 3/15/11
Cox Communications, Inc.                                                         $210,000          $234,036           0.19%
  7.75%, due 11/1/10
TCI Communications, Inc.                                                         $195,000          $243,060           0.19%
  8.75%, due 8/1/15
Tele-Communications, Inc.                                                        $420,000          $535,518           0.43%
  9.80%, due 2/1/12
Time Warner, Inc.                                                                $120,000          $133,128           0.11%
  6.75%, due 4/15/11


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Time Warner, Inc.                                                                $365,000          $456,994           0.37%
  9.125%, due 1/15/13
Viacom, Inc.                                                                     $100,000          $104,845           0.08%
  5.625%, due 8/15/12
                                                                                          ----------------------------------
TOTAL MEDIA                                                                                      $1,712,932           1.37%
                                                                                          ----------------------------------

OIL & GAS
Conoco Funding Co.                                                               $280,000          $312,265           0.25%
  6.35%, due 10/15/11
                                                                                          ----------------------------------
TOTAL OIL & GAS                                                                                    $312,265           0.25%
                                                                                          ----------------------------------

PAPER & FOREST PRODUCTS
International Paper Co.                                                          $215,000          $227,150           0.18%
  5.85%, due 10/30/12
Weyerhaeuser Co.                                                                 $330,000          $370,057           0.30%
  6.75%, due 3/15/12
                                                                                          ----------------------------------
TOTAL PAPER & FOREST PRODUCTS                                                                      $597,207           0.48%
                                                                                          ----------------------------------

PHARMACEUTICALS
Wyeth                                                                            $170,000          $189,038           0.15%
  6.95%, due 3/15/11
                                                                                          ----------------------------------
TOTAL PHARMACEUTICALS                                                                              $189,038           0.15%
                                                                                          ----------------------------------

REAL ESTATE
EOP Operating LP                                                                 $215,000          $207,506           0.17%
  4.75%, due 3/15/14
EOP Operating LP                                                                 $210,000          $235,917           0.19%
  7.00%, due 7/15/11
Simon Property Group, L.P.                                                        $90,000           $97,795           0.08%
  6.35%, due 8/28/12
                                                                                          ----------------------------------
TOTAL REAL ESTATE                                                                                  $541,218           0.44%
                                                                                          ----------------------------------

TRANSPORTATION INFRASTRUCTURE
International Lease Finance Corp.                                                 $45,000           $44,047           0.04%
  3.50%, due 4/1/09
International Lease Finance Corp.                                                $475,000          $505,173           0.41%
  5.875%, due 5/1/13
                                                                                          ----------------------------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                                $549,220           0.45%
                                                                                          ----------------------------------

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                                                     $265,000          $320,207           0.26%
  8.125%, due 5/1/12



                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
AT&T Wireless Services, Inc.                                                     $225,000          $266,578           0.21%
  7.875%, due 3/1/11
                                                                                          ----------------------------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                          $586,785           0.47%
                                                                                          ----------------------------------
TOTAL CORPORATE BONDS                                                                           $17,524,555          14.08%
                                                                                          ----------------------------------

CORPORATE CMOS
THRIFTS & MORTGAGE FINANCE
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4                         $600,000          $593,779           0.48%
  4.568%, due 1/15/31
                                                                                          ----------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                   $593,779           0.48%
                                                                                          ----------------------------------
TOTAL CORPORATE CMOS                                                                               $593,779           0.48%
                                                                                          ----------------------------------

FHLMC
Federal Home Loan Mortgage Corp.                                                 $965,000          $969,844           0.78%
  2.875%, due 9/15/05
Federal Home Loan Mortgage Corp. Series 1592 Class K                             $112,711          $113,307           0.09%
  6.50%, due 12/15/05
Federal Home Loan Mortgage Corp. Series 2113 Class QE                             $93,403           $94,822           0.08%
  6.00%, due 4/15/08
                                                                                          ----------------------------------
TOTAL FHLMC                                                                                      $1,177,973           0.95%
                                                                                          ----------------------------------

FNMA
Federal National Mortgage Association                                          $2,775,000        $2,811,422           2.25%
  5.50%, due 10/14/34
Federal National Mortgage Association                                            $560,000          $649,406           0.52%
  7.25%, due 1/15/10
Federal National Mortgage Association                                          $1,110,540        $1,165,676           0.93%
  6.50%, due 9/30/05
Federal National Mortgage Association                                            $622,124          $644,385           0.52%
  5.50%, due 11/1/18
Federal National Mortgage Association                                            $596,791          $618,146           0.50%
  5.50%, due 1/1/19
Federal National Mortgage Association                                          $1,575,000        $1,566,324           1.26%
  4.375%, due 3/15/13
Federal National Mortgage Association                                          $1,598,000        $1,652,431           1.33%
  6.00%, due 10/14/34


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Federal National Mortgage Association Series 2002-1 Class HE                       $3,849            $3,851           0.00%
  6.00%, due 6/25/05
                                                                                          ----------------------------------
TOTAL FNMA                                                                                       $9,111,641           7.31%
                                                                                          ----------------------------------

U.S. TREASURY BONDS
United States Treasury Bond                                                    $2,835,000        $2,951,391           2.37%
  5.25%, due 2/15/29
                                                                                          ----------------------------------
TOTAL U.S. TREASURY BONDS                                                                        $2,951,391           2.37%
                                                                                          ----------------------------------

U.S. TREASURY NOTES
United States Treasury Note                                                    $4,270,000        $4,266,998           3.42%
  1.625%, due 1/31/05
United States Treasury Note                                                    $5,155,000        $5,154,598           4.13%
  1.75%, due 12/31/04
                                                                                          ----------------------------------
TOTAL U.S. TREASURY NOTES                                                                        $9,421,596           7.55%
                                                                                          ----------------------------------

U.S. TREASURY STRIPS
GOVERNMENT AGENCIES
United States Treasury Strips                                                  $4,300,000        $1,294,472           1.04%
  0.00%, due 11/15/27 (c)
                                                                                          ----------------------------------
TOTAL U.S. TREASURY STRIPS                                                                       $1,294,472           1.04%
                                                                                          ----------------------------------

COMMERCIAL PAPER
Federal National Mortgage Association                                            $930,000          $929,422           0.75%
  1.638% due 10/14/04
                                                                                          ----------------------------------
TOTAL COMMERCIAL PAPER                                                                             $929,422           0.75%
                                                                                          ----------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
                                                                                          ----------------------------------
TOTAL INVESTMENTS (TOTAL COST $119,997,117) (D)                                                $123,374,961          98.96%
                                                                                          ----------------------------------

Cash and Other Assets Less Liabilities                                                           $1,311,940           1.04%
                                                                                          ----------------------------------
NET ASSETS                                                                                     $124,686,901         100.00%
                                                                                          ==================================

(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Zero Coupon Bond
(d) At September 30,2004, cost is $120,465,197
     for federal income tax purposes and net
     unrealized appreciation is as follows:
     Gross unrealized appreciation                                            $ 7,915,689
     Gross unrealized depreciation                                             (5,005,925)
                                                                             ------------
     Net unrealized appreciation                                              $ 2,909,764
                                                                             ------------



PORTFOLIO HOLDINGS
As of September 30, 2004 (unaudited)
                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
MCMORGAN EQUITY INVESTMENT FUND
COMMON STOCK
AEROSPACE & DEFENSE
General Dynamics Corp.                                                             12,900          $1,317,090           0.68%
Honeywell International, Inc.                                                     117,600          $4,217,136           2.17%
                                                                                          ------------------------------------
TOTAL AEROSPACE & DEFENSE                                                                          $5,534,226           2.85%
                                                                                          ------------------------------------

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. Class B                                                29,400          $2,232,048           1.15%
                                                                                          ------------------------------------
TOTAL AIR FREIGHT & LOGISTICS                                                                      $2,232,048           1.15%
                                                                                          ------------------------------------

BEVERAGES
Anheuser-Busch Cos., Inc.                                                          53,300          $2,662,335           1.37%
PepsiCo, Inc.                                                                      88,550          $4,307,956           2.21%
                                                                                          ------------------------------------
TOTAL BEVERAGES                                                                                    $6,970,291           3.58%
                                                                                          ------------------------------------

BIOTECHNOLOGY
Amgen, Inc. (a)                                                                    96,700          $5,480,956           2.82%
                                                                                          ------------------------------------
TOTAL BIOTECHNOLOGY                                                                                $5,480,956           2.82%
                                                                                          ------------------------------------

CAPITAL MARKETS
Merrill Lynch & Co., Inc.                                                          88,400          $4,395,248           2.26%
                                                                                          ------------------------------------
TOTAL CAPITAL MARKETS                                                                              $4,395,248           2.26%
                                                                                          ------------------------------------

CHEMICALS
Dow Chemical Co. (The)                                                             48,100          $2,173,158           1.12%
E.I. du Pont de Nemours & Co.                                                      34,304          $1,468,211           0.75%
PPG Industries, Inc.                                                               16,000            $980,480           0.50%
                                                                                          ------------------------------------
TOTAL CHEMICALS                                                                                    $4,621,849           2.37%
                                                                                          ------------------------------------

COMMERCIAL BANKS
U.S. Bancorp                                                                      137,141          $3,963,375           2.04%
Wachovia Corp.                                                                     22,200          $1,042,290           0.54%
                                                                                          ------------------------------------
TOTAL COMMERCIAL BANKS                                                                             $5,005,665           2.58%
                                                                                          ------------------------------------

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                                                           158,100          $2,861,610           1.47%
                                                                                          ------------------------------------
TOTAL COMMUNICATIONS EQUIPMENT                                                                     $2,861,610           1.47%
                                                                                          ------------------------------------

COMPUTERS & PERIPHERALS
Dell, Inc.                                                                         65,850          $2,344,260           1.21%
Hewlett-Packard Co.                                                               107,709          $2,019,544           1.04%
International Business Machines Corp.                                              31,650          $2,713,671           1.39%
                                                                                          ------------------------------------
TOTAL COMPUTERS & PERIPHERALS                                                                      $7,077,475           3.64%
                                                                                          ------------------------------------

CONSUMER FINANCE
MBNA Corp.                                                                        123,900          $3,122,280           1.60%
                                                                                          ------------------------------------
TOTAL CONSUMER FINANCE                                                                             $3,122,280           1.60%
                                                                                          ------------------------------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                                   187,391          $8,267,695           4.25%
JPMorgan Chase & Co.                                                               93,920          $3,731,441           1.92%
                                                                                          ------------------------------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                              $11,999,136           6.17%
                                                                                          ------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications, Inc.                                                       57,862          $2,278,606           1.17%
                                                                                          ------------------------------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                       $2,278,606           1.17%
                                                                                          ------------------------------------

ELECTRIC UTILITIES
Entergy Corp.                                                                      30,800          $1,866,788           0.96%
Exelon Corp.                                                                       35,198          $1,291,415           0.66%
                                                                                          ------------------------------------
TOTAL ELECTRIC UTILITIES                                                                           $3,158,203           1.62%
                                                                                          ------------------------------------

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                               62,200          $3,849,558           1.98%
                                                                                          ------------------------------------
TOTAL ELECTRICAL EQUIPMENT                                                                         $3,849,558           1.98%
                                                                                          ------------------------------------

ENERGY EQUIPMENT & SERVICES
Nabors Industries, Ltd. (a)                                                        39,000          $1,846,650           0.95%
Schlumberger Ltd.                                                                  32,450          $2,184,210           1.12%
Transocean, Inc.                                                                   20,600            $737,068           0.38%
                                                                                          ------------------------------------
TOTAL ENERGY EQUIPMENT & SERVICES                                                                  $4,767,928           2.45%
                                                                                          ------------------------------------

FOOD & STAPLES RETAILING
Costco Wholesale Corp.                                                             23,750            $987,050           0.51%


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Sysco Corp.                                                                        45,700          $1,367,344           0.70%
Walgreen Co.                                                                       32,350          $1,159,100           0.60%
Wal-Mart Stores, Inc.                                                              46,700          $2,484,440           1.28%
                                                                                          ------------------------------------
TOTAL FOOD & STAPLES RETAILING                                                                     $5,997,934           3.09%
                                                                                          ------------------------------------

FOOD PRODUCTS
Sara Lee Corp.                                                                     77,500          $1,771,650           0.91%
                                                                                          ------------------------------------
TOTAL FOOD PRODUCTS                                                                                $1,771,650           0.91%
                                                                                          ------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.                                                            64,700          $2,570,531           1.32%
Kinetic Concepts, Inc. (a)                                                         22,100          $1,161,355           0.60%
Medtronic, Inc.                                                                    18,900            $980,910           0.50%
Zimmer Holdings, Inc. (a)                                                          43,590          $3,445,354           1.77%
                                                                                          ------------------------------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                             $8,158,150           4.19%
                                                                                          ------------------------------------

HEALTH CARE PROVIDERS & SERVICES
Anthem, Inc. (a)                                                                   35,100          $3,062,475           1.57%
UnitedHealth Group, Inc.                                                           25,150          $1,854,561           0.95%
                                                                                          ------------------------------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                             $4,917,036           2.52%
                                                                                          ------------------------------------

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                                   20,700          $1,103,310           0.57%
Colgate-Palmolive Co.                                                              18,200            $822,276           0.42%
Procter & Gamble Co. (The)                                                         53,500          $2,895,420           1.49%
                                                                                          ------------------------------------
TOTAL HOUSEHOLD PRODUCTS                                                                           $4,821,006           2.48%
                                                                                          ------------------------------------

INDUSTRIAL CONGLOMERATES
3M Co.                                                                             27,010          $2,159,989           1.11%
General Electric Co.                                                              163,650          $5,495,367           2.82%
Tyco International Ltd.                                                           177,600          $5,445,216           2.80%
                                                                                          ------------------------------------
TOTAL INDUSTRIAL CONGLOMERATES                                                                    $13,100,572           6.73%
                                                                                          ------------------------------------

INSURANCE
Allstate Corp. (The)                                                               44,800          $2,149,952           1.11%
American International Group, Inc.                                                 61,867          $4,206,338           2.16%
                                                                                          ------------------------------------
TOTAL INSURANCE                                                                                    $6,356,290           3.27%
                                                                                          ------------------------------------

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc.                                                                       42,400          $1,437,784           0.74%


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
                                                                                          ------------------------------------
TOTAL INTERNET SOFTWARE & SERVICES                                                                 $1,437,784           0.74%
                                                                                          ------------------------------------

IT SERVICES
Accenture Ltd. Class A (a)                                                         93,200          $2,521,060           1.30%
Automatic Data Processing, Inc.                                                    51,500          $2,127,980           1.09%
                                                                                          ------------------------------------
TOTAL IT SERVICES                                                                                  $4,649,040           2.39%
                                                                                          ------------------------------------

MEDIA
Comcast Corp. Class A (a)                                                          93,929          $2,652,555           1.36%
Knight-Ridder, Inc.                                                                 7,550            $494,147           0.25%
Time Warner, Inc.                                                                  86,800          $1,400,952           0.72%
Viacom, Inc. Class B                                                               75,200          $2,523,712           1.30%
                                                                                          ------------------------------------
TOTAL MEDIA                                                                                        $7,071,366           3.63%
                                                                                          ------------------------------------

METALS & MINING
Alcoa, Inc.                                                                        81,750          $2,745,981           1.41%
                                                                                          ------------------------------------
TOTAL METALS & MINING                                                                              $2,745,981           1.41%
                                                                                          ------------------------------------

MULTILINE RETAIL
Kohl's Corp. (a)                                                                   22,000          $1,060,180           0.54%
Target Corp.                                                                       42,300          $1,914,075           0.98%
                                                                                          ------------------------------------
TOTAL MULTILINE RETAIL                                                                             $2,974,255           1.52%
                                                                                          ------------------------------------

OIL & GAS
BP PLC (b)                                                                         21,650          $1,245,524           0.64%
ChevronTexaco Corp.                                                                55,502          $2,977,127           1.53%
ConocoPhillips                                                                     21,300          $1,764,705           0.91%
ExxonMobil Corp.                                                                  114,371          $5,527,550           2.84%
                                                                                          ------------------------------------
TOTAL OIL & GAS                                                                                   $11,514,906           5.92%
                                                                                          ------------------------------------

PHARMACEUTICALS
Johnson & Johnson                                                                  33,460          $1,884,802           0.97%
Lilly (Eli) & Co.                                                                  25,000          $1,501,250           0.77%
Merck & Co., Inc.                                                                  21,495            $709,335           0.36%
Pfizer, Inc.                                                                      206,225          $6,310,485           3.24%
Schering-Plough Corp.                                                              40,200            $766,212           0.39%
                                                                                          ------------------------------------
TOTAL PHARMACEUTICALS                                                                             $11,172,084           5.73%
                                                                                          ------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.                                                                       262,550          $5,266,753           2.71%


                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Xilinx, Inc.                                                                       30,400            $820,800           0.42%
                                                                                          ------------------------------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                     $6,087,553           3.13%
                                                                                          ------------------------------------

SOFTWARE
Microsoft Corp.                                                                   179,050          $4,950,731           2.54%
Oracle Corp. (a)                                                                  236,800          $2,671,104           1.37%
SAP AG (b)                                                                         59,550          $2,319,473           1.19%
Symantec Corp. (a)                                                                 24,800          $1,361,024           0.70%
                                                                                          ------------------------------------
TOTAL SOFTWARE                                                                                    $11,302,332           5.80%
                                                                                          ------------------------------------

SPECIALTY RETAIL
Best Buy Co., Inc.                                                                 42,350          $2,297,064           1.18%
Home Depot, Inc. (The)                                                             88,600          $3,473,120           1.79%
                                                                                          ------------------------------------
TOTAL SPECIALTY RETAIL                                                                             $5,770,184           2.97%
                                                                                          ------------------------------------

THRIFTS & MORTGAGE FINANCE
Federal Home Loan Mortgage Corp.                                                   37,050          $2,417,142           1.24%
Federal National Mortgage Association                                              28,950          $1,835,430           0.94%
                                                                                          ------------------------------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                                   $4,252,572           2.18%
                                                                                          ------------------------------------

TOBACCO
Altria Group, Inc.                                                                 27,100          $1,274,784           0.66%
                                                                                          ------------------------------------
TOTAL TOBACCO                                                                                      $1,274,784           0.66%
                                                                                          ------------------------------------

WIRELESS TELECOMMUNICATION SERVICES
Vodafone Group PLC (b)                                                             90,800          $2,189,189           1.13%
                                                                                          ------------------------------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                          $2,189,189           1.13%
                                                                                          ------------------------------------
TOTAL COMMON STOCK                                                                               $190,919,747          98.11%
                                                                                          ------------------------------------
TOTAL INVESTMENTS (COST $184,707,339)(C)                                                         $190,919,747          98.11%
                                                                                          ------------------------------------

Cash and Other Assets Less Liabilities                                                             $3,616,709           1.89%
                                                                                          ------------------------------------
NET ASSETS                                                                                       $194,536,456         100.00%
                                                                                          ====================================

(A) NON-DIVIDEND PAYING STOCK.
(B) ADR - AMERICAN DEPOSITORY RECEIPT.
(C) AT SEPTEMBER 30, 2004, COST IS $186,190,353
    FOR FEDERAL INCOME TAX PURPOSES AND NET
    UNREALIZED APPRECIATION IS AS FOLLOWS:
    GROSS UNREALIZED APPRECIATION                                                                 $15,291,926
    GROSS UNREALIZED DEPRECIATION                                                                 (10,562,532)
                                                                                          --------------------
    NET UNREALIZED APPRECIATION                                                                    $4,729,394
                                                                                          --------------------


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS

By:   /s/ Mark R Taylor
      ---------------------
      MARK R. TAYLOR
      President and Principal Executive Officer


Date: December 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Mark R. Taylor
      ---------------------
      MARK R. TAYLOR
      President and Principal Executive Officer

Date: December 18, 2004


By:   /s/Patrick J. Farrell
      ---------------------
      PATRICK J. FARRELL
      Treasurer and
      Principal Financial Officer

Date: December 18, 2004